UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)    (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1.	Reports to Stockholders.
March 31, 2010 Oppenheimer Management Strategic Income Commentaries and Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation

Corporate Bonds and Notes	24.1%
Mortgage-Backed Obligations:
Non-Agency	14.8
Government Agency	6.1
Foreign Government Obligations	18.9
Investment Companies	12.5
Asset-Backed Securities	8.2
Structured Securities	6.6
Cash Equivalents	3.4
Loan Participations	2.4
U.S. Government Obligations	1.7
Event-Linked Bonds	1.1
Common Stocks	0.2
Rights, Warrants and Certificates	0.0
Preferred Stocks	0.0
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
Corporate Bonds & Notes—Top Ten Industries

Oil, Gas & Consumable Fuels	4.6%
Media	2.0
Commercial Banks	1.5
Diversified Telecommunication Services	1.4
Hotels, Restaurants & Leisure	1.3
Electric Utilities	1.2
Wireless Telecommunication Services	1.0
Paper & Forest Products	0.9
Energy Traders	0.9
Chemicals	0.9
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on net assets.
10 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER STRATEGIC INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2009	March 31, 2010	March 31, 2010

Class A	$1,000.00	$1,071.00	$6.27
Class B	1,000.00	1,065.80	11.13
Class C	1,000.00	1,066.90	10.25
Class N	1,000.00	1,068.40	8.65
Class Y	1,000.00	1,072.00	5.18

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.90	6.11
Class B	1,000.00	1,014.21	10.85
Class C	1,000.00	1,015.06	10.00
Class N	1,000.00	1,016.60	8.43
Class Y	1,000.00	1,019.95	5.05
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.21%
Class B	2.15
Class C	1.98
Class N	1.67
Class Y	1.00
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—9.4%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.98%, 1/15/13[1,2,3]	$94,000,000	$94,537,736
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14	3,495,000	3,425,048
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.98%, 1/15/13	895,000	895,302
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.726%, 5/25/34[3]	4,647,879	3,872,579
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.346%, 9/25/36[3]	1,671,785	613,533
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	2,580,000	2,653,122
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12	693,000	722,472
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 0.26%, 5/15/13[3]	2,711,137	2,692,205
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.806%, 2/25/33[3]	28,538	27,052
Citibank Omni Master Trust, Credit Card Receivables, Series 2009-A12, Cl. A12, 3.35%, 8/15/16[1,2]	225,000,000	228,876,165
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.346%, 10/25/36[3]	739,415	732,444
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13	2,856,988	2,895,984
Series 2010-A, Cl. A2, 0.81%, 3/25/15	2,550,000	2,550,000
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[3]	1,933,047	1,451,548
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[3]	919,901	752,406
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.366%, 6/25/47[3]	4,184,000	3,437,808
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.46%, 12/15/35[3]	561,887	210,311
Series 2006-H, Cl. 2A1A, 0.38%, 11/15/36[3]	200,901	62,486
Discover Card Master Trust, Credit Card Receivables, Series 2009-A1, Cl. A1, 1.53%, 12/15/14[2,3]	65,000,000	65,684,502
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[1,4,5]	15,000,000	150
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C, 4.405%, 11/11/10[4,5]	3,083,887	—
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[1,4,5]	2,730,094	—
F1 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.336%, 7/25/36[3]	$2,136,007	$2,050,535
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.356%, 7/7/36[3]	817,796	720,034
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates, Series 2006-FFA, Cl. A3, 0.366%, 9/25/36[3]	2,337,705	354,885
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13[1]	1,930,000	1,930,587
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11	1,682,255	1,689,342
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.78%, 9/15/12[2,3]	110,000,000	110,342,067
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.88%, 12/15/14[2,3]	69,000,000	69,365,624
Ford Credit Floorplan Master Owner Trust 2010-3, Asset-Backed Nts., Series 2010-3, Cl. A1, 4.20%, 2/15/17[1,2]	30,000,000	30,114,030
GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.79%, 10/20/14[1,2,3]	100,000,000	100,068,190
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[4,5]	8,132,136	—
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	5,000,000	3,799,550
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31	2,636,410	625,672
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35	2,774,000	684,960
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37	1,091,858	113,588
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.50%, 1/20/35[3]	1,347,651	1,194,610
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.35%, 3/20/36[3]	1,254,418	1,239,841
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.088%, 8/15/22[1,3]	21,000,000	13,020,000
Series 2007-1A, Cl. C, 3.388%, 8/15/22[1,3]	17,780,000	8,890,000
Series 2007-1A, Cl. D, 5.388%, 8/15/22[1,3]	17,780,000	8,001,000
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.687%, 3/24/14[1,3]	4,190,176	83,804
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.346%, 8/25/36[3]	5,694,579	2,103,948
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts., Series 2007-1, Cl. A4, 0.29%, 12/15/13[3]	2,405,000	2,390,494
F2 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.832%, 1/25/29[1,3]	$4,475,119	$313,258
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.346%, 7/1/36[3]	3,797,583	2,319,537
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[3]	1,273,055	1,176,144
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.346%, 9/25/36[3]	2,221,352	2,149,462
Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed Securities, Series 2007-BR2, Cl. A2, 0.476%, 2/25/37[3]	1,677,241	740,378
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.657%, 6/15/39[3]	6,586,000	2,774,062
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/1/18	1,043,363	1,046,924
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 17.252%, 6/7/11[1,3]	5,550,000	5,519,586
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37	510,611	136,708
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.346%, 7/25/36[3]	120,765	120,237

Total Asset-Backed Securities (Cost $854,468,849)		791,171,910

Mortgage-Backed Obligations—24.1%
Government Agency—7.1%
FHLMC/FNMA/FHLB/Sponsored—6.5%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34	6,723,386	6,989,712
5.50%, 9/1/39	7,700,730	8,141,232
6%, 1/15/19-7/15/24	7,184,961	7,775,761
6.50%, 4/15/18-6/15/35	5,753,830	6,298,295
7%, 8/15/21-10/1/31	4,472,968	5,031,708
7.50%, 2/15/32-4/25/36	5,328,490	6,086,201
8.50%, 8/15/31	290,447	342,813
10%, 5/15/20	135,788	153,481
10.50%, 6/14/20	134,152	153,260
11.50%, 11/14/16	33,488	34,652
12%, 7/15/15-6/15/17	200,598	209,078
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	5,049,018	5,611,930
Series 151, Cl. F, 9%, 5/15/21	10,348	11,491
Series 1590, Cl. IA, 1.30%, 10/15/23[3]	4,636,018	4,696,331
Series 1674, Cl. Z, 6.75%, 2/15/24	233,371	259,226
F3 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2006-11, Cl. PS, 23.664%, 3/25/36[3]	$2,384,989	$2,993,575
Series 2034, Cl. Z, 6.50%, 2/15/28	45,007	49,523
Series 2042, Cl. N, 6.50%, 3/15/28	57,334	60,221
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,566,776	3,801,833
Series 2053, Cl. Z, 6.50%, 4/15/28	39,960	43,744
Series 2116, Cl. ZA, 6%, 1/15/29	3,059,998	3,315,960
Series 2122, Cl. F, 0.68%, 2/15/29[3]	126,349	126,491
Series 2279, Cl. PK, 6.50%, 1/15/31	69,036	75,328
Series 2326, Cl. ZP, 6.50%, 6/15/31	656,220	717,003
Series 2344, Cl. FP, 1.18%, 8/15/31[3]	1,646,474	1,674,537
Series 2368, Cl. PR, 6.50%, 10/15/31	106,365	115,908
Series 2368, Cl. TG, 6%, 10/15/16	704,156	756,393
Series 2401, Cl. FA, 0.88%, 7/15/29[3]	228,897	230,205
Series 2412, Cl. GF, 1.18%, 2/15/32[3]	3,415,527	3,470,652
Series 2427, Cl. ZM, 6.50%, 3/15/32	3,151,537	3,444,091
Series 2435, Cl. EQ, 6%, 5/15/31	574,643	577,300
Series 2451, Cl. FD, 1.23%, 3/15/32[3]	1,208,773	1,233,591
Series 2453, Cl. BD, 6%, 5/15/17	163,342	176,016
Series 2461, Cl. PZ, 6.50%, 6/15/32	451,368	494,506
Series 2464, Cl. FI, 1.23%, 2/15/32[3]	1,267,852	1,288,837
Series 2470, Cl. AF, 1.23%, 3/15/32[3]	1,950,246	2,004,776
Series 2470, Cl. LF, 1.23%, 2/15/32[3]	1,296,657	1,322,393
Series 2471, Cl. FD, 1.23%, 3/15/32[3]	2,210,267	2,251,606
Series 2475, Cl. FB, 1.23%, 2/15/32[3]	1,775,854	1,813,180
Series 2500, Cl. FD, 0.73%, 3/15/32[3]	447,572	448,767
Series 2517, Cl. GF, 1.23%, 2/15/32[3]	1,072,104	1,092,598
Series 2526, Cl. FE, 0.63%, 6/15/29[3]	552,105	553,214
Series 2551, Cl. FD, 0.63%, 1/15/33[3]	401,038	401,262
Series 2551, Cl. LF, 0.73%, 1/15/33[3]	202,352	202,490
Series 2676, Cl. KY, 5%, 9/15/23	2,635,000	2,804,872
Series 2676, Cl. TF, 0.83%, 1/15/32[3]	3,507,081	3,507,309
Series 2750, Cl. XG, 5%, 2/1/34	740,000	752,151
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,084,796
Series 2857, Cl. MG, 5%, 9/1/34	5,300,000	5,381,297
Series 2890, Cl. PE, 5%, 11/1/34	750,000	760,576
Series 2907, Cl. GC, 5%, 6/1/27	2,103,845	2,180,873
Series 2929, Cl. PC, 5%, 1/1/28	1,803,343	1,869,857
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	2,841,571
Series 2947, Cl. HE, 5%, 3/1/35	4,260,000	4,331,307
Series 2952, Cl. GJ, 4.50%, 12/1/28	2,051,425	2,105,538
Series 3025, Cl. SJ, 23.907%, 8/15/35[3]	2,402,342	2,978,350
Series 3035, Cl. DM, 5.50%, 11/15/25	1,036,806	1,041,155
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,067,152
Series 3061, Cl. MB, 5.50%, 5/1/30	1,575,000	1,666,463
Series 3094, Cl. HS, 23.54%, 6/15/34[3]	1,358,975	1,633,207
F4 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 9.628%, 4/1/27[6]	$729,773	$188,850
Series 192, Cl. IO, 8.562%, 2/1/28[6]	314,991	64,563
Series 2035, Cl. PE, 1.813%, 3/15/28[6]	82,094	16,353
Series 2049, Cl. PL, 18.334%, 4/15/28[6]	504,678	100,551
Series 205, Cl. IO, 6.981%, 9/1/29[6]	1,681,490	472,034
Series 206, Cl. IO, 15.404%, 12/1/29[6]	518,963	104,361
Series 207, Cl. IO, 23.085%, 4/1/30[6]	593,457	166,148
Series 2074, Cl. S, 50.788%, 7/17/28[6]	411,642	72,976
Series 2079, Cl. S, 62.587%, 7/17/28[6]	680,551	123,830
Series 214, Cl. IO, 17.989%, 6/1/31[6]	575,683	105,432
Series 2177, Cl. SB, 99.999%, 8/15/29[6]	435,121	80,223
Series 224, Cl. IO, 0.828%, 3/1/33[6]	3,070,781	644,947
Series 243, Cl. 6, 2.842%, 12/15/32[6]	1,955,988	356,957
Series 2526, Cl. SE, 37.129%, 6/15/29[6]	997,655	145,000
Series 2802, Cl. AS, 98.444%, 4/15/33[6]	2,505,961	243,546
Series 2819, Cl. S, 45.968%, 6/15/34[6]	9,281,854	1,282,012
Series 2920, Cl. S, 70.065%, 1/15/35[6]	5,628,039	732,754
Series 3000, Cl. SE, 98.13%, 7/15/25[6]	6,585,582	700,599
Series 3004, Cl. SB, 7.442%, 7/15/35[6]	10,483,245	1,346,925
Series 3045, Cl. DI, 23.097%, 10/15/35[6]	11,225,890	1,410,471
Series 3110, Cl. SL, 21.682%, 2/15/26[6]	2,169,940	221,415
Federal National Mortgage Assn.:
4.50%, 4/1/25-4/1/40[7]	28,372,000	28,873,326
5%, 11/25/21-12/25/21	181,058	191,831
5%, 6/1/40[7]	27,043,000	27,697,954
5.305%, 10/1/36[8]	21,354,626	22,401,914
5.50%, 1/25/22-8/25/22	1,807,384	1,936,520
5.50%, 4/1/25-4/1/40[7]	65,432,000	69,193,982
6%, 6/25/17-4/1/35	32,991,271	35,601,382
6%, 4/1/25[7]	27,877,000	30,041,816
6.50%, 4/25/18-1/1/34	17,150,051	18,808,418
7%, 11/1/17-9/25/34	17,935,211	20,056,652
7%, 4/1/34[8]	8,199,385	9,204,801
7.50%, 6/25/10-3/25/33	10,240,282	11,590,158
8.50%, 7/1/32	78,658	89,072
9.50%, 4/25/20-4/8/21	75,025	86,629
11%, 11/8/15-2/25/26	250,502	291,223
13%, 6/25/15	56,020	66,615
15%, 5/9/13	87,168	97,152
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO, 41.269%, 12/25/41[6]	112,033,087	1,132,688
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO, 42.571%, 11/25/40[6]	12,745,284	190,371
F5 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	$246,884	$273,744
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,480,545	1,661,724
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,553,879	1,692,721
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	68,574	74,717
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	2,865,747	3,107,158
Trust 2001-19, Cl. Z, 6%, 5/1/31	1,582,300	1,697,874
Trust 2001-44, Cl. QC, 6%, 9/25/16	346,965	373,240
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	412,462	450,751
Trust 2001-65, Cl. F, 0.846%, 11/25/31[3]	2,627,228	2,631,571
Trust 2001-69, Cl. PF, 1.246%, 12/25/31[3]	2,971,431	3,045,296
Trust 2001-80, Cl. ZB, 6%, 1/25/32	3,188,862	3,466,487
Trust 2002-12, Cl. PG, 6%, 3/25/17	1,955,297	2,108,078
Trust 2002-19, Cl. PE, 6%, 4/25/17	1,060,500	1,140,464
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	3,111,402	3,401,452
Trust 2002-29, Cl. F, 1.246%, 4/25/32[3]	1,463,597	1,500,141
Trust 2002-60, Cl. FH, 1.246%, 8/25/32[3]	2,853,420	2,912,194
Trust 2002-64, Cl. FJ, 1.246%, 4/25/32[3]	449,848	460,926
Trust 2002-68, Cl. FH, 0.736%, 10/18/32[3]	925,261	928,082
Trust 2002-81, Cl. FM, 0.746%, 12/25/32[3]	1,653,681	1,656,321
Trust 2002-84, Cl. FB, 1.246%, 12/25/32[3]	274,676	281,172
Trust 2002-9, Cl. PC, 6%, 3/25/17	2,262,616	2,439,683
Trust 2003-11, Cl. FA, 1.246%, 9/25/32[3]	374,827	383,690
Trust 2003-116, Cl. FA, 0.646%, 11/25/33[3]	615,741	618,929
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	5,957,325
Trust 2003-3, Cl. FM, 0.746%, 4/25/33[3]	2,061,379	2,062,929
Trust 2004-101, Cl. BG, 5%, 1/25/20	5,983,000	6,389,974
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,498,543	1,669,858
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	3,910,000	4,125,270
Trust 2005-12, Cl. JC, 5%, 6/1/28	3,563,719	3,709,006
Trust 2005-22, Cl. EC, 5%, 10/1/28	2,431,238	2,533,132
Trust 2005-25, Cl. PS, 27.077%, 4/25/35[3]	885,683	1,186,092
Trust 2005-30, Cl. CU, 5%, 4/1/29	1,678,013	1,754,699
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	2,971,192
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	5,905,377	6,291,105
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,700,000	3,852,560
Trust 2006-46, Cl. SW, 23.297%, 6/25/36[3]	3,499,924	4,305,180
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 48.924%, 11/18/31[6]	2,982,097	527,194
Trust 2001-63, Cl. SD, 23.636%, 12/18/31[6]	79,873	14,649
Trust 2001-68, Cl. SC, 18.542%, 11/25/31[6]	55,087	8,694
Trust 2001-81, Cl. S, 37.248%, 1/25/32[6]	760,552	124,640
Trust 2002-28, Cl. SA, 38.592%, 4/25/32[6]	541,440	89,481
Trust 2002-38, Cl. SO, 56.962%, 4/25/32[6]	511,753	72,181
Trust 2002-39, Cl. SD, 42.664%, 3/18/32[6]	796,209	128,257
Trust 2002-48, Cl. S, 35.474%, 7/25/32[6]	855,067	139,002
Trust 2002-52, Cl. SL, 36.27%, 9/25/32[6]	516,168	86,222
F6 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-53, Cl. SK, 40.597%, 4/25/32[6]	$496,320	$65,210
Trust 2002-56, Cl. SN, 38.105%, 7/25/32[6]	1,172,683	185,615
Trust 2002-65, Cl. SC, 68.248%, 6/25/26[6]	1,561,805	245,215
Trust 2002-77, Cl. IS, 49.454%, 12/18/32[6]	871,871	112,114
Trust 2002-77, Cl. SH, 44.649%, 12/18/32[6]	944,224	138,371
Trust 2002-89, Cl. S, 72.742%, 1/25/33[6]	5,464,775	738,047
Trust 2002-9, Cl. MS, 34.895%, 3/25/32[6]	1,019,993	140,412
Trust 2003-13, Cl. IO, 12.41%, 3/25/33[6]	4,000,675	863,726
Trust 2003-23, Cl. ES, 82.969%, 10/25/22[6]	15,001,589	1,403,993
Trust 2003-26, Cl. DI, 11.784%, 4/25/33[6]	2,530,022	527,417
Trust 2003-26, Cl. IK, 15.58%, 4/25/33[6]	443,380	92,428
Trust 2003-33, Cl. SP, 56.914%, 5/25/33[6]	3,458,584	482,156
Trust 2003-4, Cl. S, 48.109%, 2/25/33[6]	1,793,308	250,749
Trust 2003-46, Cl. IH, 7.129%, 6/1/33[6]	665,786	99,355
Trust 2005-14, Cl. SE, 44.285%, 3/25/35[6]	1,268,378	116,635
Trust 2005-40, Cl. SA, 72.582%, 5/25/35[6]	9,110,572	1,256,992
Trust 2005-40, Cl. SB, 84.673%, 5/25/35[6]	4,048,788	581,692
Trust 2005-71, Cl. SA, 73.93%, 8/25/25[6]	4,405,684	523,772
Trust 2005-85, Cl. SA, 99.999%, 10/25/35[6]	1,417,889	179,331
Trust 2005-87, Cl. SE, 26.474%, 10/25/35[6]	51,407,400	4,700,816
Trust 2005-87, Cl. SG, 39.687%, 10/25/35[6]	1,790,101	190,798
Trust 2006-43, Cl. SJ, 99.999%, 6/25/36[6]	1,273,870	141,905
Trust 2006-51, Cl. SA, 22.073%, 6/25/36[6]	40,155,472	5,288,548
Trust 2006-60, Cl. DI, 42.149%, 4/25/35[6]	2,055,004	261,695
Trust 2006-90, Cl. SX, 95.851%, 9/25/36[6]	8,727,240	1,342,744
Trust 2007-88, Cl. XI, 24.889%, 6/25/37[6]	22,115,345	2,044,796
Trust 2009-106, Cl. SA, 24.25%, 1/25/40[6]	17,149,291	2,001,283
Trust 221, Cl. 2, 22.274%, 5/1/23[6]	724,400	151,964
Trust 247, Cl. 2, 8.156%, 10/1/23[6]	284,437	60,129
Trust 252, Cl. 2, 13.786%, 11/1/23[6]	86,441	18,570
Trust 254, Cl. 2, 1.758%, 1/1/24[6]	246,554	53,207
Trust 2682, Cl. TQ, 99.999%, 10/15/33[6]	3,415,867	406,904
Trust 2981, Cl. BS, 99.999%, 5/15/35[6]	6,092,631	703,455
Trust 301, Cl. 2, 0.651%, 4/1/29[6]	1,079,996	220,494
Trust 303, Cl. IO, 20.378%, 11/1/29[6]	655,321	172,026
Trust 313, Cl. 2, 20.708%, 6/1/31[6]	9,949,340	1,916,569
Trust 319, Cl. 2, 15.342%, 2/1/32[6]	758,940	138,137
Trust 321, Cl. 2, 3.455%, 4/1/32[6]	4,834,402	1,132,190
Trust 324, Cl. 2, 1.429%, 7/1/32[6]	2,136,689	485,738
Trust 328, Cl. 2, 6.147%, 12/1/32[6]	7,492,371	1,624,028
Trust 331, Cl. 5, 3.929%, 2/1/33[6]	4,268,967	753,846
Trust 332, Cl. 2, 1.934%, 3/1/33[6]	12,418,293	2,515,822
Trust 334, Cl. 10, 4.19%, 2/1/33[6]	3,485,920	613,736
Trust 334, Cl. 12, 0.96%, 2/1/33[6]	5,329,952	931,756
Trust 338, Cl. 2, 3.21%, 7/1/33[6]	13,549,869	2,911,152
Trust 339, Cl. 7, 1.372%, 7/1/33[6]	12,507,353	2,245,667
Trust 345, Cl. 9, 2.919%, 1/1/34[6]	4,771,744	927,408
F7 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 351, Cl. 10, 7.311%, 4/1/34[6]	$1,445,816	$297,379
Trust 351, Cl. 8, 6.32%, 4/1/34[6]	2,371,808	428,255
Trust 356, Cl. 10, 3.222%, 6/1/35[6]	2,025,979	377,857
Trust 356, Cl. 12, 1.539%, 2/1/35[6]	1,009,268	210,515
Trust 362, Cl. 12, 6.967%, 8/1/35[6]	183,514	31,944
Trust 362, Cl. 13, 4.714%, 8/1/35[6]	123,893	21,655
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 15.228%, 9/15/22[6]	10,850,348	244,145
Series 1995-2B, Cl. 2IO, 26.949%, 6/15/25[6]	761,017	15,016
Series 1995-3, Cl. 1IO, 8.517%, 9/15/25[6]	24,814,671	152,049

		544,712,581

GNMA/Guaranteed—0.6%
Government National Mortgage Assn.:
3.625%, 7/1/27[3]	6,602	6,803
4.50%, 4/1/40[7]	24,930,000	25,229,933
7%, 1/29/28-2/8/30	1,670,822	1,876,901
8%, 1/29/28-9/29/28	656,715	756,502
11%, 11/8/19	12,736	14,134
12%, 12/9/13-9/1/15	22,563	25,210
12.50%, 12/29/13-11/29/15	572,467	610,345
13%, 10/30/15	851,486	953,844
13.50%, 6/30/15	1,243,659	1,394,893
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	6,389,886	7,233,420
Series 2000-12, Cl. ZA, 8%, 2/16/30	3,376,256	3,695,984
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2000-7, Cl. Z, 8%, 1/16/30	3,129,808	3,425,883
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 49.491%, 7/16/28[6]	1,393,171	254,239
Series 1998-6, Cl. SA, 67.414%, 3/16/28[6]	855,449	142,263
Series 2006-47, Cl. SA, 70.653%, 8/16/36[6]	9,626,113	1,310,453

		46,930,807

Non-Agency—17.0%
Commercial—10.4%
Baer Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 2004-PWR4, Cl. A3, 5.468%, 6/1/41[2]	39,120,000	40,684,921
F8 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2005-1, Cl. A5, 5.135%, 11/1/42[2,3]	$23,457,000	$24,534,617
Series 2005-6, Cl. A4, 5.179%, 9/1/47[2,3]	21,852,000	22,774,294
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	10,440,000	8,319,526
Series 2008-1, Cl. A4, 6.182%, 12/1/17[3]	9,860,000	9,909,338
Series 2008-1, Cl. AM, 6.225%, 2/10/51[3]	8,165,000	5,967,985
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/22/24[1,6,9]	2,318,917	104,994
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	9,716,000	7,657,495
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 5.422%, 12/20/35[3]	512,178	398,089
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.729%, 3/1/49[3]	7,470,000	7,846,197
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49[2]	69,103,000	70,857,587
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[3]	4,210,000	3,802,094
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-C1, Cl. A4, 5.014%, 2/1/38[2]	45,225,000	46,262,968
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	13,386,930	9,935,903
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through Certificates, Series 2007-RS1, Cl. A2, 0.747%, 1/27/37[1,3]	3,994,671	1,169,689
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	2,926,921	1,561,817
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.126%, 10/15/30[1,3]	36,400,000	5,460,000
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	2,553,324	1,791,055
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.102%, 11/1/37[3]	12,096,840	9,216,448
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	949,726	958,587
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 6.944%, 5/15/30[3]	2,000,000	1,998,859
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17	19,960,000	19,441,126
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39[2]	69,976,000	72,061,320
F9 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	$5,240,000	$5,196,608
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.786%, 5/25/35[3]	4,017,907	2,876,375
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series 2005-AR31, Cl. 2A2, 5.196%, 1/1/36[3]	1,286,093	137,742
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	3,350,000	3,140,064
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46[2,3]	50,541,000	52,369,361
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,600,000	9,552,212
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	11,430,000	11,032,255
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	14,935,000	14,623,923
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	16,776,000	13,428,901
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,495,000	5,698,843
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	18,630,000	16,739,873
Series 2008-C2, Cl. AM, 6.579%, 2/1/51[3]	13,140,000	7,402,700
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 3A4, 5.677%, 4/1/36[3]	6,138,131	1,861,440
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.75%, 1/1/37[3]	2,102,839	1,781,841
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.155%, 4/11/41[3]	6,930,000	5,715,251
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[1]	315,650	229,945
Lehman Structured Securities Corp., Mtg.-Backed Securities, 6%, 5/1/29	2,491,317	605,918
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	2,976,840	2,569,993
ML-CFC Commercial Mortgage Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. A2, 5.112%, 12/1/49[2]	21,166,000	21,576,582
Morgan Stanley Capital I Trust 2003-IQ4, Commercial Mtg. Pass-Through Certificates, Trust 2003-IQ4, Cl. A2, 4.07%, 5/1/40[2]	30,410,000	31,221,324
Morgan Stanley Capital I Trust 2004-TOP13, Commercial Mtg. Pass-Through Certificates, Trust 2004-TOP13, Cl. A4, 4.66%, 9/1/45[2]	25,000,000	25,580,140
Morgan Stanley Capital I Trust, Commercial Mtg. Pass Through Certificates, Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41	15,820,000	14,211,032
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	8,890,000	8,760,446
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 4.421%, 4/25/35[3]	362,255	75,350
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	2,496,036	1,604,746
F10 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.829%, 2/1/37[3]	$24,322,782	$18,365,994
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates, Series 2002-AR3, Cl. A2, 0.987%, 9/19/32[3]	1,724,822	452,766
Wachovia Bank Commercial Mortgage Trust 2003-C9, Commercial Mtg. Pass-Through Certificates, Series 2003-C9, Cl. A4, 5.012%, 12/1/35[2]	34,938,000	36,727,360
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Pass-Through Certificates, Series 2005-C17, Cl. A4, 5.083%, 3/1/42[2]	49,955,000	52,274,001
Wachovia Bank Commercial Mortgage Trust 2005-C19, Commercial Mtg. Pass-Through Certificates, Series 2005-C19, Cl. A5, 4.661%, 5/1/44[2]	20,695,000	21,289,977
Wachovia Bank Commercial Mortgage Trust 2005-C22, Commercial Mtg. Pass-Through Certificates, Series 2005-C22, Cl. A4, 5.27%, 12/1/44[2,3]	69,336,250	71,127,386
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,137,000	2,214,784
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.902%, 2/1/51[3]	15,020,000	14,036,719
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. AJ, 5.952%, 5/1/46[3]	6,960,000	3,820,035
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 1.303%, 11/1/46[3]	3,683,755	2,038,355
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 1.496%, 4/1/47[3]	2,634,258	1,419,618
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 2.995%, 11/1/34[3]	2,897,903	952,955
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.871%, 2/1/35[3]	12,808,897	11,571,439
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 3.061%, 4/25/36[3]	8,270,644	6,834,364

		873,833,527

Manufactured Housing—0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.039%, 9/25/36[3]	13,125,718	11,094,973
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.965%, 3/25/36[3]	4,031,881	3,345,720

		14,440,693

Multifamily—0.2%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.801%, 2/1/35[3]	2,879,964	2,634,740
F11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Multifamily Continued
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A1, 5.497%, 7/1/36[3]	$7,368,405	$5,828,646
Series 2006-AR10, Cl. 2A1, 5.534%, 7/25/36[3]	6,312,748	4,794,463
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.059%, 3/25/36[3]	6,276,381	5,357,238

		18,615,087

Residential—6.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.811%, 8/1/17[3]	17,290,000	13,575,724
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 3.274%, 5/1/34[3]	10,563,296	8,847,696
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 4.968%, 11/1/34[3]	4,354,981	3,903,143
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36	11,100,000	8,578,932
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.554%, 2/1/37[3]	6,176,445	6,164,034
CHL Mortgage Pass-Through Trust 2005-24, Mtg. Pass-Through Certificates, Series 2005-24, Cl. A35, 5.50%, 11/1/35	3,435,868	3,304,535
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	8,152,720	7,545,032
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35	7,410,062	6,525,843
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates, Series 2005-31, Cl. 2A4, 5.397%, 1/1/36[3]	3,259,222	937,980
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	5,551,000	4,003,841
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	2,709,783	2,377,534
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 5.149%, 6/1/47[3]	6,770,913	4,420,574
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 5.981%, 9/1/47[3]	32,653,359	23,361,698
Series 2007-HY4, Cl. 1A2, 5.981%, 9/1/47[3]	8,337,915	1,438,015
Series 2007-HY4, Cl. 2A2, 6.207%, 11/1/37[3]	1,866,986	380,468
Series 2007-HY4, Cl. 3A2, 6.267%, 11/1/37[3]	2,034,028	359,498
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.846%, 9/1/37[3]	9,512,112	2,331,525
Series 2007-HY5, Cl. 2A2, 5.942%, 9/1/37[3]	2,502,308	423,738
Series 2007-HY5, Cl. 3A2, 6.10%, 9/1/37[3]	6,304,400	1,385,696
F12 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A2, 5.699%, 8/1/12[3]	$2,930,000	$3,081,165
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 4.951%, 5/1/35[3]	8,779,113	7,237,004
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.203%, 8/1/35[3]	17,478,400	12,179,704
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg. Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36[3]	9,616,646	1,959,291
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.517%, 3/1/36[3]	20,195,231	16,431,490
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36	8,438,559	2,214,586
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	14,965,000	11,313,181
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	6,609,380	5,755,347
CWALT Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37	32,546,440	21,254,915
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 3.725%, 5/1/34[3]	7,472,057	6,129,261
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 3.001%, 9/1/35[3]	21,634,737	20,276,908
Series 2005-AR6, Cl. 3A1, 3.597%, 9/25/35[3]	9,520,772	8,617,703
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1, 5.338%, 11/1/35[3]	6,898,055	5,776,414
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	4,419,235	3,918,814
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.768%, 3/1/37[3]	7,806,430	6,054,342
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 5.29%, 7/1/35[3]	12,337,858	11,533,101
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3, 5.996%, 5/1/37[3]	3,921,393	775,651
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[3]	27,890,000	22,445,225
Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. 1A3, 5.50%, 2/1/36	2,695,778	2,401,360
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	157,195	156,645
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 3.584%, 4/1/36[3]	7,085,915	4,701,472
F13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 6.074%, 10/25/36[3]	$11,246,427	$9,905,487
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	34,989	34,997
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	9,051,040	5,495,474
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	620,314	582,314
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	3,844,968	2,475,961
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,819,000	7,208,597
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	14,465,667	10,762,761
RFMSI Series 2007-SA3, Mtg. Pass-Through Certificates, Series 2007-SA3, Cl. 2A2, 5.747%, 7/1/37[3]	3,982,028	305,422
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 4.821%, 10/1/35[3]	8,153,005	6,800,352
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.921%, 9/1/36[3]	7,804,470	6,656,162
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.396%, 2/1/37[3]	44,814,690	31,570,407
Series 2007-HY1, Cl. 5A1, 5.717%, 2/1/37[3]	26,703,189	18,017,071
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 5.558%, 12/1/36[3]	31,273,536	21,904,288
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.314%, 3/1/37[3]	27,116,583	23,265,003
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.508%, 9/25/36[3]	25,775,022	20,905,809
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.662%, 6/25/37[3]	12,713,562	9,600,587
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.79%, 7/1/37[3]	7,221,901	4,951,917
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 3%, 10/1/35[3]	4,927,768	4,307,638
F14 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.062%, 7/1/36[3]	$2,038,668		$387,172
Series 2006-AR10, Cl. 5A3, 5.497%, 7/1/36[3]	3,447,420		2,731,297
Series 2006-AR10, Cl. 5A6, 5.497%, 7/1/36[3]	39,125,496		31,453,084
Series 2006-AR10, Cl. 4A2, 5.523%, 7/1/36[3]	7,565,663		1,378,522
Series 2006-AR10, Cl. 2A2, 5.534%, 7/1/36[3]	5,359,081		973,217
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A4, 5.631%, 9/1/36[3]	30,310,000		20,708,832
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.132%, 4/1/36[3]	5,736,588		4,931,910

			521,393,366

Total Mortgage-Backed Obligations (Cost $2,136,907,683)			2,019,926,061

U.S. Government Obligations—2.0%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13	23,035,000		24,348,962
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14	7,995,000		8,067,962
2.875%, 2/9/15[10]	36,195,000		36,458,319
5.25%, 4/18/16	3,050,000		3,377,765
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14	27,920,000		27,952,080
3%, 9/16/14	4,200,000		4,281,707
4.375%, 10/15/15	15,004,000		16,028,773
5.375%, 7/15/16	7,948,000		8,854,843
U.S. Treasury Bills, 0.165%, 4/15/10[8]	25,300,000		25,299,508
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16[8,11]	11,271,000		9,449,178

Total U.S. Government Obligations (Cost $162,248,509)			164,119,097

Foreign Government Obligations—21.7%
Argentina—0.8%
Argentina (Republic of) Bonds:
0.389%, 8/3/12[3]	10,197,751		9,192,176
2.50%, 12/31/38[3]	15,710,000		5,718,440
Series GDP, 2.724%, 12/15/35[3]	14,990,000		1,199,200
Series V, 7%, 3/28/11	8,102,000		7,939,060
Series VII, 7%, 9/12/13	2,970,000		2,649,158
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	47,030,000		39,143,330

			65,841,364

Australia—0.0%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	1,625,000	AUD	1,511,795
Series 14, 5.50%, 8/1/14	2,370,000	AUD	2,153,580

			3,665,375
F15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Austria—0.2%
Austria (Republic of) Unsub. Bonds, 4.15%, 3/15/37	14,935,000	EUR	$20,309,022

Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	2,950,000	EUR	4,492,389

Belize—0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29[1,3]	3,010,000		2,091,950

Brazil—3.2%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	28,560,000		31,173,240
8%, 1/15/18	3,008,889		3,521,904
8.875%, 10/14/19	6,305,000		8,149,213
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/12	70,129,000	BRR	38,429,943
9.762%, 1/1/14	36,620,000	BRR	19,301,548
9.762%, 1/1/17	250,870,000	BRR	126,859,628
10%, 1/1/21	39,090,000	BRR	18,672,462
11.205%, 5/15/45	11,990,000	BRR	12,515,941
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	5,960,000		6,436,800

			265,060,679

Canada—0.2%
Canada Housing Trust Sec. Bonds, 4.10%, 12/15/18	6,385,000	CAD	6,430,452
Quebec (Province of) Nts., 4.50%, 12/1/18	6,430,000	CAD	6,484,193

			12,914,645

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[1]	9,872,000,000	COP	5,501,013
Colombia (Republic of) Bonds:
7.375%, 9/18/37	5,628,000		6,331,500
12%, 10/22/15	9,471,000,000	COP	6,021,527
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	6,330,000		7,311,150
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	11,700,000		11,232,000
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	5,320,000		6,144,600

			42,541,790

Denmark—0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/17	21,500,000	DKK	4,141,935

Egypt—0.8%
Egypt (The Arab Republic of) Treasury Bills:
Series 91, 9.318%, 4/6/10[11]	29,375,000	EGP	5,327,353
Series 182, 10.537%, 6/29/10[11]	29,600,000	EGP	5,257,521
Series 182, 10.221%, 7/6/10[11]	33,800,000	EGP	5,993,453
Series 182, 10.803%, 7/13/10[11]	73,800,000	EGP	12,963,789
Series 182, 10.198%, 8/3/10[11]	13,575,000	EGP	2,381,887
Series 182, 9.82%, 8/24/10[11]	23,300,000	EGP	4,122,991
F16 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Egypt Continued
Egypt (The Arab Republic of) Treasury Bills: Continued
Series 273, 9.665%, 6/8/10[11]	19,650,000	EGP	$3,509,734
Series 273, 10.029%, 6/15/10[11]	39,650,000	EGP	7,061,387
Series 273, 10.216%, 7/20/10[11]	39,650,000	EGP	7,002,481
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[1]	65,090,000	EGP	11,939,866

			65,560,462

France—0.2%
France (Government of) Bonds:
3.75% 10/25/19	6,385,000	EUR	8,921,881
4%, 10/25/38	6,370,000	EUR	8,618,695

			17,540,576

Germany—0.5%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19	21,795,000	EUR	30,507,848
Series 08, 4.75%, 7/4/40	6,670,000	EUR	10,487,498
Series 156, 2.50%, 2/27/15	3,330,000	EUR	4,573,175

			45,568,521

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[1]	8,090,000		8,878,775

Hungary—0.3%
Hungary (Republic of) Bonds:
Series 15/A, 8%, 2/12/15	1,923,000,000	HUF	10,521,818
Series 17/B, 6.75%, 2/24/17	492,500,000	HUF	2,524,778
Series 19/A, 6.50%, 6/24/19	2,910,000,000	HUF	14,501,490

			27,548,086

Indonesia—1.0%
Indonesia (Republic of) Nts.:
6.875%, 1/17/18[1]	22,020,000		24,717,450
7.25%, 4/20/15[1]	7,895,000		9,039,775
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[1]	11,695,000		13,683,150
10.375%, 5/4/14[1]	5,990,000		7,472,525
11.625%, 3/4/19[1]	4,791,000		6,911,018
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 5.875%, 3/13/20[1]	5,220,000		5,432,063
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[1]	14,395,000		18,065,725

			85,321,706

Israel—0.7%
Israel (State of) Bonds:
5.50%, 2/28/17	47,900,000	ILS	13,831,066
F17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Israel Continued
Israel (State of) Bonds: Continued
6%, 2/28/19	95,160,000	ILS	$28,124,052
Series 2682, 7.50%, 3/31/14	49,350,000	ILS	15,187,097

			57,142,215

Italy—1.2%
Italy (Republic of) Bonds, 5%, 9/1/40	31,855,000	EUR	44,824,302
Italy (Republic of) Treasury Bonds:
3.75%, 12/15/13	32,267,000	EUR	45,945,806
5.25%, 8/1/11	4,995,000	EUR	7,113,669

			97,883,777

Japan—1.9%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%, 6/20/29	3,502,000,000	JPY	37,313,512
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12	3,822,000,000	JPY	40,905,784
5 yr., 0.50%, 12/20/14	5,593,000,000	JPY	59,763,320
20 yr., 2.10%, 12/20/29	2,198,000,000	JPY	23,299,317

			161,281,933

Korea, Republic of South—1.1%
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds, 4.18%, 12/2/11	67,170,000,000	KRW	60,219,156
Korea (Republic of) Treasury Bonds, Series 0475-1112, 4.75%, 12/10/11	35,850,000,000	KRW	32,426,720

			92,645,876

Malaysia—0.1%
Malaysian (Government of) Bonds:
Series 0110, 3.835%, 8/12/15	16,460,000	MYR	5,063,615
Series 0902, 4.378%, 11/29/19	16,910,000	MYR	5,263,940

			10,327,555

Mexico—1.3%
United Mexican States Bonds:
5.625%, 1/15/17	3,940,000		4,235,500
Series M10, 7.75%, 12/14/17	427,840,000	MXN	35,331,080
Series M10, 8%, 12/17/15	196,800,000	MXN	16,626,625
Series M10, 8.50%, 12/13/18	178,060,000	MXN	15,311,079
Series M20, 10%, 12/5/24	393,440,000	MXN	37,556,396

			109,060,680

Norway—0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	7,875,000	NOK	1,473,528
F18 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Panama—0.2%
Panama (Republic of) Bonds:
7.25%, 3/15/15	$3,750,000		$4,303,125
8.875%, 9/30/27	2,990,000		3,872,050
9.375%, 4/1/29	4,465,000		6,083,563
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	4,470,000		5,062,275

			19,321,013

Peru—0.4%
Peru (Republic of) Bonds:
7.84%, 8/12/20	34,565,000	PEN	13,796,324
Series 7, 8.60%, 8/12/17	24,265,000	PEN	10,353,223
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16[11]	14,029,589		11,483,219

			35,632,766

Philippines—0.2%
Philippines (Republic of the) Bonds, 8%, 1/15/16	3,450,000		4,131,375
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	10,230,000		10,076,550

			14,207,925

Poland—0.8%
Poland (Republic of) Bonds:
Series 0414, 5.75%, 4/25/14	107,425,000	PLZ	38,727,115
Series 0415, 5.50%, 4/25/15	51,740,000	PLZ	18,464,022
Series 0511, 4.25%, 5/24/11	28,615,000	PLZ	10,060,477

			67,251,614

South Africa—1.5%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	6,900,000		7,020,750
7.50%, 1/15/14	97,620,000	ZAR	13,233,781
Series R207, 7.25%, 1/15/20[7]	237,130,000	ZAR	29,614,465
Series R157, 13.50%, 9/15/15	435,140,000	ZAR	74,190,810

			124,059,806

Sweden—0.0%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16	23,785,000	SEK	3,352,899

The Netherlands—0.1%
Netherlands (Kingdom of the) Bonds, 4%, 1/15/37	4,925,000	EUR	6,732,252
Netherlands (Kingdom of the) Sr. Unsec. Unsub. Nts., 3.125%, 2/17/12	3,850,000	EUR	5,371,072

			12,103,324

Turkey—2.3%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	13,150,000		14,415,030
F19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Turkey Continued
Turkey (Republic of) Bonds: Continued
7%, 9/26/16	$5,850,000		$6,522,750
7%, 3/11/19	5,250,000		5,820,938
10.593%, 5/11/11[11]	49,200,000	TRY	29,752,004
10.622%, 8/6/14	62,430,000	TRY	42,190,381
12.047%, 2/2/11[11]	62,260,000	TRY	38,575,562
16%, 3/7/12[3]	20,215,000	TRY	14,997,259
Series CPI, 13.909%, 8/14/13[3]	16,255,000	TRY	15,756,673
Turkey (Republic of) Nts., 7.50%, 7/14/17	6,740,000		7,717,300
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	8,170,000		9,303,588
Turkey (Republic of) Unsec. Nts.:
6.75%, 5/30/40	4,300,000		4,246,250
7.25%, 3/5/38	4,290,000		4,515,225

			193,812,960

Ukraine—0.1%
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[1]	2,220,000		2,139,636
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12[1]	6,050,000		6,095,980

			8,235,616

United Arab Emirates—0.1%
Dubai DOF Sukuk Ltd. Sr. Unsec. Unsub. Nts., 6.396%, 11/3/14	5,810,000		5,570,047

United Kingdom—0.4%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	11,406,000	GBP	17,293,267
4.25%, 3/7/11	6,205,000	GBP	9,731,393
4.75%, 12/7/38	3,230,000	GBP	5,099,653

			32,124,313

Uruguay—0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	7,305,000		8,309,438
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	7,740,000		8,436,600
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	13,835,000		16,532,825

			33,278,863

Venezuela—0.9%
Venezuela (Republic of) Bonds:
9%, 5/7/23	11,495,000		8,592,513
9.25%, 9/15/27	5,060,000		3,984,750
Venezuela (Republic of) Nts.:
8.25%, 10/13/24	6,870,000		4,791,825
8.50%, 10/8/14	1,260,000		1,102,500
Venezuela (Republic of) Sr. Unsec. Unsub. Nts., 7.75%, 10/13/19	10,080,000		7,232,400
F20 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Venezuela Continued
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	$6,740,000	$4,027,150
7.65%, 4/21/25	30,525,000	19,993,875
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20	11,660,000	7,258,350
13.625%, 8/15/18[1]	17,155,000	17,347,994

		74,331,357

Total Foreign Government Obligations (Cost $1,741,263,102)		1,824,575,342

Loan Participations—2.8%
American Capital, Sr. Sec. Credit Facilities Revolving Term Loan, 3.75%, 5/16/12[3,7]	11,080,000	11,139,921
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine Nts., 8.625%, 7/15/11[1]	10,660,000	10,393,500
CIT Group, Inc., Sr. Sec. Credit Facilities Expansion Term Loan, Tranche 2A, 7.50%, 1/18/12[3,7]	16,560,000	16,987,794
Credit Suisse First Boston International:
Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	2,900,000	2,907,250
Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16	8,910,000	8,464,500
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[1]	7,230,000	7,483,050
7.288% Sr. Sec. Nts., 8/16/37[1]	25,860,000	26,021,625
8.125% Nts., 7/31/14[1]	5,860,000	6,585,175
8.146% Sr. Sec. Nts., 4/11/18[1]	10,210,000	11,562,825
8.625% Sr. Sec. Nts., 4/28/34[1]	6,450,000	7,546,500
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[1]	15,060,000	17,883,750
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[1]	2,920,000	3,022,930
Lyondell Chemical Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Roll-Up Debtor in Possession, 3.69%, 4/6/10[3,7]	9,505,000	10,158,469
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15[7]	16,445,000	17,596,150
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18[1]	5,460,000	6,155,604
Six Flags, Inc., Sr. Sec. Credit Facilities Term Loan, 12%, 3/16/16[3,7]	3,235,000	3,212,759
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[1]	16,470,000	18,261,113
TransCapitalInvest Ltd. for OJSC AK Transneft:
5.67% Sec. Bonds, 3/5/14[1]	5,340,000	5,607,214
8.70% Sec. Nts., 8/7/18[1]	2,900,000	3,484,014
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[1]	17,250,000	19,557,188
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[1]	3,870,000	3,908,700
6.465% Sr. Sec. Unsub. Nts., 3/4/15[1]	7,400,000	7,548,000
F21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Loan Participations Continued
VTB Capital SA: Continued
6.875% Sr. Sec. Nts., 5/29/18[1]	$5,860,000	$6,131,025

Total Loan Participations (Cost $217,122,594)		231,619,056

Corporate Bonds and Notes—27.7%

Consumer Discretionary—5.3%

Auto Components—0.4%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15[1]	11,730,000	12,551,100
American Axle & Manufacturing Holdings, Inc., 9.25% Sr. Sec. Nts., 1/15/17[1]	7,995,000	8,574,638
ArvinMeritor, Inc., 10.625% Sr. Unsec. Nts., 3/15/18	2,005,000	2,085,200
Goodyear Tire & Rubber Co. (The), 9% Sr. Unsec. Nts., 7/1/15	3,090,000	3,205,875
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14[4,5]	3,435,000	3,314,775
8.25% Sr. Unsec. Nts., 8/1/10[4,5]	1,070,000	1,032,550

		30,764,138

Automobiles—0.2%
Ford Motor Co., 7.45% Bonds, 7/16/31	13,290,000	12,625,500
Ford Motor Credit Co. LLC, 8.125% Sr. Unsec. Nts., 1/15/20	4,645,000	4,880,711

		17,506,211

Diversified Consumer Services—0.0%
StoneMor Operating LLC/Cornerstone Family Service of West Virginia, Inc./Osiris Holdings of Maryland Subsidiary, Inc., 10.25% Sr. Nts., 12/1/17[1]	3,625,000	3,751,875

Hotels, Restaurants & Leisure—1.3%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[1]	3,535,000	3,093,125
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[1]	7,325,000	7,416,563
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[1,4]	10,925,000	1,037,875
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[1]	4,060,000	4,252,850
Harrah’s Operating Co., 10% Sr. Sec. Nts., 12/15/18	11,722,000	9,758,565
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	5,763,000	4,956,180
Landry’s Restaurant, Inc., 11.625% Sr. Sec. Nts., 12/1/15[1]	4,835,000	5,221,800
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15	6,550,000	6,238,875
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[1,4]	12,065,000	3,076,575
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14	5,645,000	4,784,138
6.75% Sr. Unsec. Nts., 4/1/13	12,585,000	11,452,350
9% Sr. Sec. Nts., 3/15/20[1]	1,000,000	1,035,000
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	3,335,000	2,868,100
F22 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Mohegan Tribal Gaming Authority: Continued
8% Sr. Sub. Nts., 4/1/12	$6,996,000	$6,488,790
11.50% Sr. Sec. Nts., 11/1/17[1]	9,235,000	9,881,450
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19[1]	6,315,000	6,441,300
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12	2,168,000	2,162,580
8.625% Sr. Nts., 8/1/17[1]	935,000	918,638
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,4,5]	10,850,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[4,5]	22,435,000	140,219
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	7,165,000	7,890,456
Wendy’s/Arby’s Restaurants LLC, 10% Sr. Unsec. Unsub. Nts., 7/15/16	8,025,000	8,667,000

		107,782,429

Household Durables—0.3%
Beazer Homes USA, Inc.:
6.50% Sr. Unsec. Nts., 11/15/13	3,935,000	3,772,681
6.875% Sr. Unsec. Nts., 7/15/15	5,250,000	4,646,250
8.375% Sr. Nts., 4/15/12	1,655,000	1,659,138
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	2,450,000	2,143,750
8.875% Sr. Sub. Nts., 4/1/12	6,635,000	6,153,963
Libbey Glass, Inc., 10% Sr. Sec. Nts., 2/15/15[1]	7,080,000	7,487,100

		25,862,882

Internet & Catalog Retail—0.0%
Netflix, Inc., 8.50% Sr. Unsec. Nts., 11/15/17	1,940,000	2,046,700

Leisure Equipment & Products—0.3%
Colt Defense LLC, 8.75% Sr. Unsec. Nts., 11/15/17[1]	6,505,000	6,553,788
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[1]	15,025,000	14,949,875
Easton-Bell Sports, Inc., 9.75% Sr. Sec. Nts., 12/1/16[1]	6,890,000	7,286,175

		28,789,838

Media—2.0%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12	3,322,000	3,346,915
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14	4,085,000	4,130,956
11% Sr. Unsec. Unsub. Nts., 2/1/16	5,010,000	5,404,538
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13[1,12]	2,164	1,417
12.02% Sr. Sub. Nts., 11/1/13[1,12]	17,396,565	11,394,750
Belo Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	5,025,000	4,151,906
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[1]	10,740,000	11,089,050
F23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Media Continued
Charter Communications, Inc., 13.50% Sr. Nts., 11/30/16	$16,009,512		$19,331,486
Clear Channel Communications, Inc.:
4.40% Sr. Unsec. Unsub. Nts., 5/15/11	920,000		871,700
6.25% Nts., 3/15/11	7,765,000		7,551,463
10.75% Sr. Unsec. Unsub. Nts., 8/1/16	11,465,000		9,028,688
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Nts., 12/15/17[1]	1,485,000		1,559,250
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts., 9/15/14	1,435,000		1,417,063
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	9,300,000		9,207,000
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[3]	3,180,000		2,679,150
Media General, Inc., 11.75% Sr. Sec. Nts., 2/15/17[1]	8,835,000		8,779,781
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14[4]	2,545,000		255
6.875% Sr. Unsec. Sub. Nts., 10/1/13[4]	8,690,000		869
Radio One, Inc., 6.375% Sr. Unsec. Sub. Nts., 2/15/13	1,340,000		1,107,175
Reader’s Digest Association, Inc., 9.50% Sr. Sec. Nts., 2/15/17[1,3]	8,165,000		8,369,125
Reynolds Group Escrow LLC, 7.75% Sr. Sec. Nts., 10/15/16[1]	5,595,000		5,776,838
Salem Communications Corp., 9.625% Sr. Sec. Nts., 12/15/16	1,930,000		2,026,500
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	11,930,000		11,870,350
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13	2,300,000		2,412,125
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[1]	20,805,000		20,076,825
Umbrella Acquisition, Inc., 9.75% Sr. Unsec. Unsub. Nts., 3/15/15[1,12]	11,604,750		10,067,121
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub. Nts., 3/1/15	2,385,000		2,462,513

			164,114,809

Multiline Retail—0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14	14,905,000		14,606,900

Specialty Retail—0.6%
Burlington Coat Factory Warehouse Corp., 11.125% Sr. Unsec. Nts., 4/15/14	13,432,000		14,271,500
Michaels Stores, Inc.:
10% Sr. Unsec. Unsub. Nts., 11/1/14	9,850,000		10,441,000
11.375% Sr. Unsec. Sub. Bonds, 11/1/16	6,335,000		6,873,475
Sally Holdings LLC, 10.50% Sr. Unsec. Sub. Nts., 11/15/16	2,466,000		2,700,270
Toys R Us, Inc., 7.375% Sr. Unsec. Unsub. Bonds, 10/15/18	13,850,000		13,365,250

			47,651,495

Consumer Staples—0.7%

Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[3]	12,600,000	BRR	6,970,085
Cott Beverages, Inc., 8.375% Sr. Nts., 11/15/17[1]	3,150,000		3,260,250

			10,230,335
F24 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Food & Staples Retailing—0.0%
Pantry, Inc. (The), 7.75% Sr. Unsec. Sub. Nts., 2/15/14	$3,448,000	$3,361,800
Real Time Data Co., 11% Nts., 5/31/09[1,4,5,12]	8,836,185	—

		3,361,800

Food Products—0.5%
ASG Consolidated LLC/ASG Finance, Inc., 11.50% Sr. Unsec. Nts., 11/1/11	10,715,000	10,822,150
Chiquita Brands International, Inc., 8.875% Sr. Unsec. Unsub. Nts., 12/1/15	3,480,000	3,627,900
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14[1]	5,965,000	6,829,925
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[1]	2,910,000	2,950,013
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	12,930,000	13,738,125

		37,968,113

Personal Products—0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	5,170,000	5,208,775
Revlon Consumer Products Corp., 9.75% Sr. Sec. Nts., 11/15/15[1]	4,510,000	4,679,125

		9,887,900

Energy—4.9%

Energy Equipment & Services—0.3%
Gibson Energy ULC/GEP Midstream Finance Corp., 10% Sr. Unsec. Nts., 1/15/18[1]	8,470,000	8,364,125
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[1]	7,605,000	7,871,175
North American Energy Alliance LLC, 10.875% Sr. Sec. Nts., 6/1/16[1]	6,205,000	6,639,350

		22,874,650

Oil, Gas & Consumable Fuels—4.6%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[1]	5,500,000	5,678,750
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts., 10/15/14	6,950,000	6,724,125
Antero Resources Finance Corp., 9.375% Sr. Nts., 12/1/17[1]	9,050,000	9,366,750
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16[1]	9,135,000	9,705,938
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts., 2/1/18	12,869,000	14,220,245
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	5,275,000	5,116,750
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16	4,475,000	4,553,313
10.25% Sr. Unsec. Nts., 6/1/14	5,120,000	5,670,400
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	4,875,000	5,277,188
Bumi Capital Pte. Ltd., 12% Sr. Sec. Nts., 11/10/16[1]	3,700,000	4,060,750
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	3,410,000	3,384,425
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Nts., 12/15/17[1]	6,695,000	6,862,375
F25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
CONSOL Energy, Inc., 8.25% Sr. Nts., 4/1/20[1,7]	$4,705,000	$4,857,913
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/18[1]	2,395,000	2,481,819
Denbury Resources, Inc., 8.25% Sr. Unsec. Sub. Nts., 2/15/20	3,350,000	3,567,750
Energy XXI Gulf Coast, Inc., 10% Sr. Unsec. Nts., 6/15/13	3,294,000	3,392,820
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19	107,000	118,442
8.375% Jr. Sub. Nts., 8/1/66[3]	10,750,000	10,924,516
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19	3,825,000	3,863,250
8.50% Sr. Unsec. Sub. Nts., 2/15/14	6,252,000	6,627,120
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18[1]	12,000,000	14,595,000
11.75% Sr. Unsec. Nts., 1/23/15[1]	37,100,000	47,859,000
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[1,7]	9,710,000	9,758,550
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16	12,635,000	14,245,963
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[1]	9,835,000	10,130,050
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	9,310,000	9,741,053
OPTI Canada, Inc., 9% Sr. Sec. Nts., 12/15/12[1]	2,405,000	2,489,175
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38	11,540,000	11,245,834
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	3,480,000	3,582,629
5.875% Sr. Unsec. Nts., 3/1/18	2,520,000	2,644,359
7.875% Sr. Unsec. Nts., 3/15/19	11,400,000	13,389,961
Petrohawk Energy Corp., 10.50% Sr. Unsec. Nts., 8/1/14	11,295,000	12,523,331
Petroleos Mexicanos:
6% Sr. Unsec. Nts., 3/5/20[1]	2,750,000	2,832,500
8% Unsec. Unsub. Nts., 5/3/19	9,520,000	11,209,800
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[1]	8,000,000	9,140,000
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[1]	12,859,886	12,720,266
Plains Exploration & Production Co., 10% Sr. Unsec. Nts., 3/1/16	10,475,000	11,627,250
PT Adaro Indonesia, 7.625% Nts., 10/22/19[1]	7,130,000	7,442,294
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	6,970,000	7,144,250
9.125% Sr. Unsec. Nts., 8/15/19	3,780,000	3,987,900
11.75% Sr. Nts., 1/1/16	4,740,000	5,451,000
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17	1,935,000	2,002,725
8% Sr. Unsec. Sub. Nts., 5/15/19	4,695,000	5,035,388
SandRidge Energy, Inc.:
8.75% Sr. Nts., 1/15/20[1]	8,135,000	7,972,300
9.875% Sr. Unsec. Nts., 5/15/16[1]	7,640,000	7,888,300
F26 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Oil, Gas & Consumable Fuels Continued
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	$4,090,000		$4,458,100
Tengizchevroil LLP, 6.124% Nts., 11/15/14[1]	14,612,455		15,661,629
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17[1]	4,630,000		4,190,150
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32	1,505,000		1,838,547

			389,261,943

Financials—3.8%

Capital Markets—0.6%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69[1]	3,000,000		3,285,000
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub. Nts., 3/1/16	3,484,000		3,292,380
E*TRADE Financial Corp., 12.50% Sr. Unsec. Unsub. Nts., 11/30/17[12]	4,251,000		5,101,200
Fox Acquisition Sub LLC, 13.375% Sr. Nts., 7/15/16[1]	310,000		296,438
Graham Packaging Co. LP:
8.50% Sr. Nts., 1/1/17[1]	4,350,000		4,404,375
9.875% Sr. Unsec. Sub. Nts., 10/15/14	9,385,000		9,783,863
MU Finance plc, 8.375% Sr. Sec. Nts., 2/1/17[1]	4,550,000		4,510,188
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[1]	19,515,000		18,831,975

			49,505,419

Commercial Banks—1.5%
Banco BMG SA:
9.15% Nts., 1/15/16[1]	18,050,000		19,539,125
9.95% Unsec. Unsub. Nts., 11/5/19[1]	3,800,000		4,180,000
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[1,3]	2,920,000		2,971,976
Banco do Brasil SA:
4.50% Sr. Unsec. Nts., 1/22/15[1]	6,300,000		6,500,844
8.50% Jr. Sub. Perpetual Bonds[1,13]	8,450,000		9,421,750
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	9,902,000	EUR	13,807,845
4.50% Sr. Sec. Nts., 7/13/21	6,780,000	EUR	9,072,213
Depfa ACS Bank, 4.375% Sr. Sec. Nts., 1/15/15	3,500,000	EUR	4,856,220
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[1]	3,585,000		3,567,075
9.25% Sr. Nts., 10/16/13[1]	22,290,000		24,240,375
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[1]	11,665,000		11,848,420
6.375% Bonds, 4/30/22[1,3]	11,895,000		11,230,652
Inter-American Development Bank, 5.942% Nts., 1/25/12[3]	2,684,857,277	COP	1,383,486
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04[1,4,5]	5,010,000		—
Salisbury International Investments Ltd., 4.399% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[3]	5,200,000		4,495,920

			127,115,901
F27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Consumer Finance—0.1%
JSC Astana Finance, 9.16% Nts., 3/14/12[4,5]	$27,100,000		$8,246,530

Diversified Financial Services—0.9%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[1]	10,508,362		8,196,523
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	2,025,000	EUR	2,751,826
Banco Invex SA, 28.588% Mtg.-Backed Certificates, Series 062U, 3/13/34[3,14]	17,962,375	MXN	4,930,455
Capmark Financial Group, Inc.:
3.438% Sr. Unsec. Nts., 5/10/10[4,5]	7,455,000		2,283,094
5.875% Sr. Unsec. Nts., 5/10/12[4,5]	4,580,000		1,418,719
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	16,130,000		14,920,250
Cloverie plc, 4.521% Sec. Nts., Series 2005-93, 12/20/10[3]	6,900,000		6,449,430
GMAC, Inc., 8% Sr. Unsec. Nts., 11/1/31	13,840,000		13,286,400
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[1]	20,232,960	MXN	1,457,807
25.80% Mtg.-Backed Certificates, Series 06U, 9/25/35[3]	9,487,824	MXN	1,797,528
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[1,15]	12,450,000		6,909,090
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds, 2/2/20[1]	1,700,000		1,780,750
Universal City Development Partners Ltd., 8.875% Sr. Nts., 11/15/15[1]	5,515,000		5,583,938

			71,765,810

Insurance—0.4%
American General Finance, 6.90% Nts., Series J, 12/15/17	10,100,000		8,857,852
International Lease Finance Corp.:
5.875% Unsec. Unsub. Nts., 5/1/13	14,104,000		13,553,888
8.625% Sr. Nts., 9/15/15[1,7]	6,140,000		6,291,468
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16[1]	8,280,000		8,569,800

			37,273,008

Real Estate Management & Development—0.0%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14	3,345,000		2,901,788
Wallace Theatre Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[1,3]	1,250,000		1,290,625

			4,192,413

Thrifts & Mortgage Finance—0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[1]	2,715,000		2,507,981
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	2,088,000	EUR	2,904,725
4% Sec. Mtg. Nts., Series 2, 9/27/16	13,050,000	EUR	17,883,460
4.375% Sec. Nts., 5/19/14	1,410,000	EUR	2,000,062

			25,296,228
F28 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Health Care—1.3%

Health Care Equipment & Supplies—0.3%
Accellent, Inc., 10.50% Sr. Unsec. Sub. Nts., 12/1/13	$6,235,000	$6,359,700
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17[12]	7,605,000	8,403,525
11.625% Sr. Unsec. Sub. Nts., 10/15/17	4,116,000	4,630,500
Inverness Medical Innovations, Inc., 7.875% Sr. Nts., 2/1/16[1]	3,160,000	3,108,650
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[12]	4,815,000	4,815,000

		27,317,375

Health Care Providers & Services—0.8%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14[1]	2,830,000	3,091,775
12.375% Sr. Sec. Nts., 11/1/14[1]	5,740,000	6,314,000
BioScrip, Inc., 10.25% Sr. Unsec. Nts., 10/1/15[1]	1,995,000	2,039,888
Catalent Pharma Solutions, Inc., 8.956% Sr. Unsec. Nts., 4/15/15[12]	4,855,012	4,794,324
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15	7,745,000	8,035,438
HCA, Inc., 6.375% Nts., 1/15/15	10,640,000	10,161,200
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16	9,945,000	10,802,756
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	10,371,000	9,930,233
US Oncology Holdings, Inc., 6.643% Sr. Unsec. Nts., 3/15/12[3,12]	4,055,262	3,862,637
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17	4,580,000	4,809,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18[1]	4,580,000	4,476,950

		68,318,201

Life Sciences Tools & Services—0.1%
Pharmanet Development Group, Inc., 10.875% Sr. Sec. Nts., 4/15/17[1,7]	3,345,000	3,378,450

Pharmaceuticals—0.1%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	6,075,000	6,629,344

Industrials—2.8%

Aerospace & Defense—0.2%
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec. Nts., 4/1/15	13,600,000	10,574,000
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11	9,380,000	9,473,800

		20,047,800

Airlines—0.6%
American Airlines, Inc., 10.50% Sr. Sec. Nts., 10/15/12[1]	16,225,000	17,360,750
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14[1]	2,005,000	2,117,781
12.25% Sr. Sec. Nts., 3/15/15[1]	14,625,000	15,667,031
United Air Lines, Inc.:
9.875% Sr. Sec. Nts., 8/1/13[1]	7,510,000	7,923,050
F29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Airlines Continued
United Air Lines, Inc.: Continued
12% Sr. Sec. Nts., 11/1/13[1]	$9,765,000	$10,155,600

		53,224,212

Building Products—0.4%
AMH Holdings, Inc., 11.25% Sr. Unsec. Nts., 3/1/14	14,670,000	15,165,113
Associated Materials LLC, 9.875% Sr. Sec. Nts., 11/15/16	3,170,000	3,439,450
Goodman Global Group, Inc., 11.843% Sr. Nts., 12/15/14[1,11]	7,910,000	4,666,900
Ply Gem Industries, Inc., 13.125% Sr. Sub. Nts., 7/15/14[1]	9,335,000	9,731,738

		33,003,201

Commercial Services & Supplies—0.3%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15[1]	2,590,000	2,842,525
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[4,5]	3,462,000	—
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15	4,550,000	4,675,125
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14	16,170,000	16,695,525

		24,213,175

Construction & Engineering—0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[1]	15,880,800	17,468,880
Odebrecht Finance Ltd.:
7% Sr. Unsec. Nts., 4/21/20[1]	3,020,000	3,159,675
9.625% Sr. Unsec. Nts., 4/9/14[1]	2,970,000	3,489,750

		24,118,305

Machinery—0.3%
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13	9,970,000	9,994,925
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	12,600,000	12,316,500

		22,311,425

Marine—0.1%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17[1]	8,170,000	8,343,613
Navios Maritime Holdings, Inc., 8.875% Nts., 11/1/17[1]	2,435,000	2,532,400

		10,876,013

Professional Services—0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[1]	9,798,000	9,259,110

Road & Rail—0.3%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14	12,070,000	12,009,650
9.625% Sr. Nts., 3/15/18[1]	1,000,000	1,050,000
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16	7,505,000	8,096,019
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[1]	5,706,880	4,679,642
F30 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Road & Rail Continued
Transnet Ltd., 10.80% Sr. Unsec. Nts., 11/6/23	18,000,000	ZAR	$2,587,804

			28,423,115

Trading Companies & Distributors—0.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16[1]	2,995,000		3,047,413
Ashtead Holdings plc, 8.625% Sr. Sec. Nts., 8/1/15[1]	2,385,000		2,396,925
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17[1]	1,365,000		1,453,725
United Rentals North America, Inc.:
7% Sr. Unsec. Unsub. Nts., 2/15/14	3,310,000		3,078,300
9.25% Sr. Unsec. Unsub. Nts., 12/15/19	2,905,000		2,977,625

			12,953,988

Information Technology—1.2%

Electronic Equipment & Instruments—0.4%
RBS Global Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16	10,185,000		10,974,338
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16	19,115,000		19,330,044

			30,304,382

IT Services—0.4%
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15	18,065,000		15,671,388
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13	6,775,000		6,978,250
10.25% Sr. Unsec. Sub. Nts., 8/15/15	11,710,000		12,368,688

			35,018,326

Semiconductors & Semiconductor Equipment—0.4%
Freescale Semiconductor, Inc., 8.875% Sr. Unsec. Nts., 12/15/14	21,280,000		20,428,800
NXP BV/NXP Funding LLC:
7.875% Sr. Sec. Nts., 10/18/14	9,580,000		9,388,400
9.50% Sr. Unsec. Unsub. Nts., 10/15/15	9,310,000		9,240,175

			39,057,375

Materials—3.2%

Chemicals—0.9%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[1]	11,215,000		11,831,825
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875% Sr. Sec. Nts., 2/1/18[1]	12,965,000		12,835,350
Hexion US Finance Corp./Hexion Nova Scota Finance ULC, 9.75% Sr. Sec. Nts., 11/15/14	7,675,000		7,866,875
Huntsman International LLC, 7.375% Sr. Unsub. Nts., 1/1/15	17,579,000		17,535,053
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	26,360,000		24,646,600

			74,715,703
F31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Construction Materials—0.2%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[1,13]	$10,660,000	$7,589,462
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[1]	4,340,000	4,513,600
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[1]	3,300,000	3,357,750

		15,460,812

Containers & Packaging—0.5%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	13,420,000	13,168,375
Cascades, Inc.:
7.75% Sr. Nts., 12/15/17[1]	2,415,000	2,445,188
7.875% Sr. Nts., 1/15/20[1]	1,625,000	1,641,250
Graphic Packing International, Inc., 9.50% Sr. Unsec. Unsub. Nts., 6/15/17	10,860,000	11,647,350
Jefferson Smurfit Corp., 7.50% Sr. Unsec. Unsub. Nts., 6/1/13[4,5]	2,535,000	2,243,475
Smurfit-Stone Container Corp., 8% Sr. Unsec. Unsub. Nts., 3/15/17[4,5]	5,365,000	4,815,088
Stone Container Corp., 8.375% Sr. Nts., 7/1/12[4,5]	2,545,000	2,271,413

		38,232,139

Metals & Mining—0.7%
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[1]	2,700,000	2,835,000
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15[1]	4,640,000	4,367,400
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15[3]	11,500,000	11,155,000
United Maritime LLC, 11.75% Sr. Sec. Nts., 6/15/15[1]	6,515,000	6,710,450
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[1]	28,320,000	31,435,200
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec. Nts., 9/25/19[1]	2,500,000	2,518,750

		59,021,800

Paper & Forest Products—0.9%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15[4,5]	4,925,000	1,243,563
Abitibi-Consolidated, Inc.:
6% Sr. Unsec. Unsub. Nts., 6/20/13[4,5]	5,635,000	1,422,838
7.75% Sr. Unsec. Nts., 6/15/11[4,5]	5,730,000	1,446,825
8.85% Unsec. Bonds, 8/1/30[4,5]	2,600,000	656,500
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[1]	9,035,000	9,035,000
Bowater Pulp & Paper Canada, Inc., 10.60% Sr. Unsec. Nts., 1/15/11[4,5]	5,080,000	1,270,000
Bowater, Inc.:
6.50% Sr. Unsec. Nts., 6/15/13[4,5]	8,780,000	3,292,500
9% Sr. Unsec. Nts., 8/1/09[4,5]	2,545,000	973,463
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[1]	8,334,000	8,396,505
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Unsub. Nts., 7/29/19	3,830,000	4,129,667
F32 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Paper & Forest Products Continued
Grupo Papelero Scribe SA, 8.875% Sr. Nts., 4/7/20[1,7]	$4,100,000		$4,171,750
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	20,130,000		20,130,000
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14[1]	3,595,000		4,069,285
Verso Paper Holdings LLC:
9.125% Sr. Sec. Nts., 8/1/14	6,995,000		6,820,125
11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	11,755,000		10,315,013

			77,373,034

Telecommunication Services—2.4%

Diversified Telecommunication Services—1.4%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[1]	8,550,000		8,763,750
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17	4,585,000		4,665,238
Global Crossing Ltd., 12% Sr. Sec. Nts., 9/15/15[1]	6,480,000		7,225,200
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	9,320,000		9,902,500
Intelsat Jackson Holdings SA, 11.25% Sr. Unsec. Nts., 6/15/16	4,345,000		4,725,188
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16[1,7]	13,455,000		13,354,088
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14	14,639,000		14,346,220
New Communications Holdings, Inc., 8.50% Sr. Nts., 4/15/20[1,7]	10,085,000		10,211,063
PAETEC Holding Corp.:
8.875% Sr. Sec. Nts., 6/30/17[1]	5,650,000		5,833,625
9.50% Sr. Unsec. Unsub. Nts., 7/15/15	15,950,000		16,229,125
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[1]	22,753,500	PEN	8,316,396
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19[1]	6,195,000		7,387,538
tw telecom holdings, Inc., 8% Sr. Nts., 3/1/18[1]	2,000,000		2,055,000
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	4,620,000		4,747,050

			117,761,981

Wireless Telecommunication Services—1.0%
America Movil SAB de CV:
6.125% Sr. Nts., 3/30/40[1]	5,500,000		5,388,900
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	42,300,000	MXN	2,932,472
Clearwire Communications LLC, 12% Sr. Sec. Nts., 12/1/15[1]	9,340,000		9,573,500
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14	18,580,000		18,998,050
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14	18,475,000		18,983,063
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	10,755,000		10,271,025
Sprint Capital Corp.:
8.375% Nts., 3/15/12	4,525,000		4,728,625
8.75% Nts., 3/15/32	10,250,000		9,558,125
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[4,5]	5,135,000		—

			80,433,760
F33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Utilities—2.1%

Electric Utilities—1.2%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec. Unsub. Nts., 7/30/19[1]	$5,600,000		$6,132,000
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	22,075,000		15,507,688
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[1]	9,005,000	BRR	5,139,638
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[1]	5,140,000		5,705,400
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17	3,205,000		2,395,738
Eskom Holdings Ltd.:
9.25% Bonds, Series ES18, 4/20/18	38,000,000	ZAR	5,289,000
10% Nts., Series ES23, 1/25/23	46,000,000	ZAR	6,603,053
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[1]	17,680,000		19,233,824
Majapahit Holding BV:
7.25% Nts., 10/17/11[1]	3,910,000		4,159,263
7.75% Nts., 10/17/16[1]	8,820,000		9,713,025
8% Sr. Unsec. Nts., 8/7/19[1]	4,000,000		4,415,000
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	8,703,213
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	3,795,000		2,656,500
TGI International Ltd., 9.50% Nts., 10/3/17[1]	5,268,000		5,886,990

			101,540,332

Energy Traders—0.9%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17	2,295,000		2,340,900
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[1]	5,760,000		5,813,280
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16	18,430,000		15,389,050
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20[1]	9,175,000		9,610,813
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13	5,597,000		5,610,993
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17	6,765,000		6,714,263
7.375% Sr. Nts., 2/1/16	9,500,000		9,452,500
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19[1]	4,920,000		5,350,500
7.39% Sr. Gtd. Unsec. Nts., 12/2/24[1]	4,370,000		4,621,275
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[1]	3,700,000		4,013,446
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14	8,205,000		7,712,700

			76,629,720

Total Corporate Bonds and Notes (Cost $2,223,203,193)			2,329,480,405
F34 | OPPENHEIMER STRATEGIC INCOME FUND

	Shares	Value

Preferred Stocks—0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[5,12]	338,141	$—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[5]	44,000	—
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[5,12]	5,816	—

Total Preferred Stocks (Cost $15,761,480)		—

Common Stocks—0.2%
American Media, Inc.[1,5]	10,986	1
Arco Capital Corp. Ltd.[1,5,16]	2,494,716	6,236,790
Charter Communications, Inc., Cl. A5	284,272	9,807,384
Global Aviation Holdings, Inc.[5]	32	32,000
MHP SA, GDR[1,5]	243,656	3,311,285
Orbcomm, Inc.[5]	30,391	65,341
Premier Holdings Ltd.[5]	799,833	—

Total Common Stocks (Cost $44,205,414)		19,452,801

Units

Rights, Warrants and Certificates—0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/115 (Cost $30,592)	4,020	40

	Principal
	Amount

Structured Securities—7.6%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	13,030,000,000	IDR	1,469,893
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	29,460,000,000	IDR	3,323,335
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Bonds, Series 1, 13.95%, 12/15/10[1,3]	4,920,000	GHS	3,442,875
Ghana (Republic of) Credit Linked Bonds, Series 10, 13.95%, 12/15/10[1,3]	2,080,000	GHS	1,455,524
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[1]	2,370,000	GHS	1,658,291
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[1]	2,370,000	GHS	1,658,291
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[1]	2,370,000	GHS	1,658,291
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	64,200,000,000	IDR	8,201,824
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	64,260,000,000	IDR	8,209,490
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	30,890,000,000	IDR	3,946,329
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	32,110,000,000	IDR	3,712,261
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	31,620,000,000	IDR	3,655,612
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	66,860,000,000	IDR	7,729,735
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[1]	8,155,000,000	COP	4,795,736
Colombia (Republic of) Credit Linked Nts., 11%, 5/19/11	14,950,000,000	COP	8,309,807
Colombia (Republic of) Credit Linked Nts., 13.244%, 2/26/15[1,14]	5,870,000,000	COP	6,445,077
F35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Global Markets Holdings, Inc.: Continued
Colombia (Republic of) Credit Linked Nts., Series 01, 13.244%, 2/26/15[1,14]	2,175,000,000	COP	$2,388,082
Colombia (Republic of) Credit Linked Nts., Series 02, 13.244% 2/26/15[1,14]	3,317,000,000	COP	3,641,963
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12[1]	4,498,269,508	COP	2,721,119
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[1]	8,514,000,000	COP	5,150,338
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[1]	10,490,000,000	COP	6,345,671
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[1]	7,206,900,000	COP	4,359,639
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[1]	182,600,000	DOP	5,174,795
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/6/10[1]	10,800,000	GHS	7,599,338
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11[4]	196,587,000	RUR	668
Oreniz Total Return Linked Nts., 9.24%, 2/24/12[3]	392,355,000	RUR	10,661,640
Pemex Project Funding Master Total Return Linked Nts., 1.499%, 5/12/11	50,000,000		50,020,000
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17	55,679,000,000	VND	1,457,565
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 5/20/10[4,5]	335,100,000	RUR	113,823
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/27/12	385,100,000	RUR	12,164,977
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	85,510,000	RUR	3,277,731
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	79,950,000	RUR	3,064,607
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	59,420,000	RUR	2,277,661
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11	18,902,425	MXN	1,469,080
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11	12,444,890	MXN	967,206
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.241%, 4/30/25[1,11]	7,535,870		4,406,197
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%, 4/30/25[1,11]	6,020,278		3,520,035
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.342%, 4/30/25[1,11]	5,658,804		3,308,683
Coriolanus Ltd. Sec. Credit Linked Nts., 10.002%, 12/31/17[1,14]	57,680,000	BRR	20,433,773
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[1]	9,600,000		4,108,800
Coriolanus Ltd. Sec. Credit Linked Nts., 3.138%, 4/30/25[1,7,11]	5,302,950		3,100,616
Coriolanus Ltd. Sec. Credit Linked Nts., 3.191%, 4/30/25[1,11]	6,602,603		3,860,519
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[1,3]	6,050,000		6,923,015
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30	57,330,000,000	IDR	6,410,476
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/22/21	23,160,000,000	IDR	3,194,321
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	6,360,000		6,869,150
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	79,300,000,000	IDR	10,893,377
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	88,460,000	RUR	3,390,809
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	74,280,000	RUR	2,847,268
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.93%, 9/24/14[1,3,17]	38,400,000	MXN	3,105,854
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.93%, 9/24/14[1,3,17]	7,680,000	MXN	621,171
F36 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.93%, 9/24/14[1,3,17]	12,800,000	MXN	$1,035,285
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.93%, 9/24/14[1,3,17]	6,400,000	MXN	517,642
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.93%, 9/24/14[1,3,17]	8,960,000	MXN	724,699
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.42%, 5/22/15[1,3,17]	3,664,197	MXN	296,366
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.42%, 5/22/15[1,3,17]	6,410,601	MXN	518,500
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.42%, 5/22/15[1,3,17]	96,656,316	MXN	7,817,718
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.42%, 5/22/15[1,3,17]	7,044,180	MXN	569,745
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.42%, 5/22/15[1,3,17]	5,117,729	MXN	413,930
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.42%, 5/22/15[1,3,17]	3,268,436	MXN	264,356
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.42%, 5/22/15[1,3,17]	601,913	MXN	48,684
Ukraine (Republic of) 5 yr. Total Return Linked Nts., 4.05%, 8/27/10	6,110,000		3,055,000
Ukraine (Republic of) 5.5 yr. Total Return Linked Nts., 4.05%, 3/1/11	6,160,000		3,080,000
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%, 8/30/11	6,160,000		3,080,000
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%, 2/29/12	6,160,000		3,080,000
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%, 8/30/12	6,160,000		3,080,000
United Mexican States Credit Linked Nts., 9.52%, 1/5/11	12,400,798	MXN	963,779
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[1,3]	139,390,000	RUR	4,739,137
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.791%, 4/30/12[1,3]	15,000,000		11,316,000
Series 335, 2.241%, 4/30/12[1,3]	17,500,000		15,400,000
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.798%, 3/29/17[1,11]	81,020,000	TRY	21,768,183
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37[1,11]	245,971,200,000	COP	5,744,510
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.494%, 12/20/17[1,3]	24,000,000		20,940,000
Series 2008-01, 9.878%, 8/2/10[1,4,5,11]	37,994,727	BRR	2,136,516
Series 2008-2A, 6.704%, 9/17/13[1,3]	45,578,750		46,011,748
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.242%, 10/31/16[1,11]	54,113,000,000	COP	15,221,612
Colombia (Republic of) Credit Linked Bonds, Series A, 10.242%, 10/31/16[1,11]	53,883,000,000	COP	15,156,915
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	47,880,000,000	IDR	6,106,351
Peru (Republic of) Credit Linked Nts., 8.188%, 9/2/15[1,11]	26,360,000	PEN	6,368,055
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[1]	9,525,000		9,582,150
JPMorgan Chase & Co. London Branch, Indonesia
(Republic of) Credit Linked Nts., 12.80%, 6/17/21	68,130,000,000	IDR	9,332,818
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%, 8/19/30[1]	57,330,000,000	IDR	6,401,152
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%, 9/17/25[1]	22,150,000,000	IDR	2,686,626
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[1]	44,300,000,000	IDR	5,373,252
Indonesia (Republic of) Credit Linked Nts., Series 5, 10.50%, 8/19/30[1]	54,415,000,000	IDR	6,075,679
Russian Federation Credit Linked Bonds, 10%, 9/30/11[1,3]	244,200,000	RUR	8,829,704
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[1]	17,568,765		17,458,082
F37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[1]	7,928,000,000	COP	$3,750,496
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[1]	15,932,000	PEN	4,515,287
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	277,500,899	RUR	4,624,402
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/10/12	71,528,711	RUR	2,425,798
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.561%, 1/5/22[1,11]	113,353,000	BRR	6,837,130
Ukraine (Republic of) Credit Linked Nts., 2.396%, 10/15/17[1,3]	12,720,000		9,349,200
Ukraine (Republic of) Credit Linked Nts., Series 2, 3.266%, 10/15/17[1,3]	5,400,000		3,942,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[1]	300,000		255,660
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12	21,775,092		20,917,153
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12	32,582,381		31,308,384
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[1]	4,821,752	GHS	3,190,179

Total Structured Securities (Cost $714,850,245)			635,832,221

Event-Linked Bonds—1.3%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.201%, 5/22/12[1,3]	5,112,000		5,042,988
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 11.751%, 2/24/12[1,3]	2,180,000		2,411,080
East Lane Re II Ltd. Catastrophe Linked Nts., 14.751%, 4/7/11[1,3]	5,160,000		5,121,945
East Lane Re III Ltd. Catastrophe Linked Nts., 10.501%, 3/16/12[1,3]	7,898,000		8,501,802
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.149%, 8/10/11[1,3]	7,260,000		7,172,880
Foundation RE III Ltd. Catastrophe Linked Nts., Series 1-A, 5.806%, 2/3/14[1,3]	2,343,000		2,373,986
Longpoint RE Ltd. Catastrophe Linked Nts.:
5.40%, 12/18/13[1,3]	3,659,000		3,724,716
5.40%, 12/24/12[1,3]	1,975,000		2,008,595
Medquake Ltd. Catastrophe Linked Nts., 5.35%, 5/31/10[1,3]	4,250,000		4,239,800
Merna Reinsurance II Ltd. Catastrophe Linked Nts., 4/8/13[1,3]	3,538,000		3,538,000
Midori Ltd. Catastrophe Linked Nts., 3.001%, 10/24/12[1,3]	5,986,000		5,921,351
Multicat Mexico 2009 Ltd. Catastrophe Linked Nts.:
10.25%, 10/19/12[1,3]	1,151,000		1,160,208
11.50%, 10/19/12[1,3]	3,693,000		3,897,223
Muteki Ltd. Catastrophe Linked Nts., 4.65%, 5/24/11[1,3]	5,550,000		5,479,376
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 12.15%, 6/21/10[1,3]	9,030,000		9,179,221
Redwood Capital XI Ltd. Catastrophe Linked Nts., 6.25%, 1/10/11[1,3]	2,569,000		2,586,816
F38 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Event-Linked Bonds Continued
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 11.752%, 6/6/11[1,3]	$6,960,000	$7,033,080
Series CL3, 12.502%, 6/7/10[1,3]	3,000,000	3,039,000
Successor X Ltd. Catastrophe Linked Nts.:
12.941%, 12/9/10[1,11]	1,317,000	1,196,363
23.131%, 12/9/10[1,11]	1,811,000	1,555,468
16.75%, 4/4/13[1,3]	3,232,000	3,230,384
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[1,11]	11,144,000	16,813,510
Willow Re Ltd. Catastrophe Linked Nts., 6.382%, 6/16/10[1,4]	5,512,000	4,464,720

Total Event-Linked Bonds (Cost $103,639,270)		109,692,512

	Shares

Investment Companies—18.0%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[18,19]	5,703,705	5,703,705
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[16,18]	286,106,058	286,106,058
Oppenheimer Master Event-Linked Bond Fund, LLC[16]	3,118,743	33,029,075
Oppenheimer Master Loan Fund, LLC[16]	109,556,206	1,182,381,776

Total Investment Companies (Cost $1,480,309,697)		1,507,220,614
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $9,694,010,628)		9,633,090,059

Investments Purchased with Cash Collateral from Securities Loaned—0.4%
OFI Liquid Assets Fund, LLC, 0.18%[16,18] (Cost $35,108,400)	35,108,400	35,108,400
Total Investments, at Value (Cost $9,729,119,028)	115.2%	9,668,198,459
Liabilities in Excess of Other Assets	(15.2)	(1,275,144,936)

Net Assets	100.0%	$8,393,053,523

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
VND	Vietnam Dong
ZAR	South African Rand
F39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,314,929,777 or 27.58% of the Fund’s net assets as of March 31, 2010.

2.	All or a portion of the security position was acquired, and has been pledged as collateral, in connection with the Fund’s participation in the Term Asset-Back Securities Loan Facility program (the “TALF Program”) operated by the Federal Reserve Bank of New York. In the aggregate, the period end value of assets purchased in connection with the TALF Program constitute 15% of the Fund’s net assets. Of the assets purchased, 8.33% of Fund’s net assets are asset-backed securities while 6.67% of the Fund’s net assets are commercial mortgage-backed securities. See accompanying Notes.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	Non-income producing security.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $56,642,703 or 0.67% of the Fund’s net assets as of March 31, 2010.

7.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

8.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $44,713,466. See Note 5 of accompanying Notes.

9.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

11.	Zero coupon bond reflects effective yield on the date of purchase.

12.	Interest or dividend is paid-in-kind, when applicable.

13.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14.	Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

15.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	September 30, 2009	Additions		Reductions	March 31, 2010

Arco Capital Corp. Ltd.	2,383,674	111,042		—	2,494,716
OFI Liquid Assets Fund, LLC	23,441,250	121,997,800		110,330,650	35,108,400
Oppenheimer Institutional Money Market Fund, Cl. E	218,406,057	2,245,486,556		2,177,786,555	286,106,058
Oppenheimer Master Event-Linked Bond Fund, LLC	3,242,904	—		124,161	3,118,743
Oppenheimer Master Loan Fund, LLC	65,013,938	47,456,051	[a]	2,913,783	109,556,206
F40 | OPPENHEIMER STRATEGIC INCOME FUND

	Value	Income		Realized Gain

Arco Capital Corp. Ltd.	$6,236,790	$—		$—
OFI Liquid Assets Fund, LLC	35,108,400	41,140	[b]	—
Oppenheimer Institutional Money Market Fund, Cl. E	286,106,058	258,697		—
Oppenheimer Master Event-Linked Bond Fund, LLC	33,029,075	1,432,599	[c]	180,205	[c]
Oppenheimer Master Loan Fund, LLC	1,182,381,776	35,986,779	[d]	3,314,750	[d]

	$1,542,862,099	$37,719,215		$3,494,955

a.	All or a portion is the result of a corporate action.

b.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

d.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

17.	Restricted security. The aggregate value of restricted securities as of March 31, 2010 was $15,933,950, which represents 0.19% of the Fund’s net assets. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A, 6.93%, 9/24/14	12/28/07	$3,529,276	$3,105,854	$(423,422)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B, 6.93%, 9/24/14	6/13/08	740,364	621,171	(119,193)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1C, 6.93%, 9/24/14	8/13/08	1,259,502	1,035,285	(224,217)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1D, 6.93%, 9/24/14	8/7/09	491,201	517,642	26,441
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1E, 6.93%, 9/24/14	9/10/09	669,726	724,699	54,973
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.42%, 5/22/15	5/22/08	353,295	296,366	(56,929)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.42%, 5/22/15	6/13/08	617,992	518,500	(99,492)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.42%, 5/22/15	6/19/08	9,377,660	7,817,718	(1,559,942)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.42%, 5/22/15	7/9/08	682,820	569,745	(113,075)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.42%, 5/22/15	7/16/08	496,911	413,930	(82,981)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.42%, 5/22/15	8/11/08	321,793	264,356	(57,437)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.42%, 5/22/15	8/25/08	59,373	48,684	(10,689)

		$18,599,913	$15,933,950	$(2,665,963)

18.	Rate shown is the 7-day yield as of March 31, 2010.

19.	Interest rate is less than 0.0005%.
F41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$791,171,910	$—	$791,171,910
Mortgage-Backed Obligations	—	2,019,926,061	—	2,019,926,061
U.S. Government Obligations	—	164,119,097	—	164,119,097
Foreign Government Obligations	—	1,813,092,123	11,483,219	1,824,575,342
Loan Participations	—	231,619,056	—	231,619,056
Corporate Bonds and Notes	—	2,328,209,281	1,271,124	2,329,480,405
Preferred Stocks	—	—	—	—
Common Stocks	13,184,010	6,236,791	32,000	19,452,801
Rights, Warrants and Certificates	—	—	40	40
Structured Securities	—	601,192,651	34,639,570	635,832,221
Event-Linked Bonds	—	109,692,512	—	109,692,512
Investment Companies	1,507,220,614	—	—	1,507,220,614
Investments Purchased with Cash
Collateral from Securities Loaned	—	35,108,400	—	35,108,400

Total Investments, at Value	1,520,404,624	8,100,367,882	47,425,953	9,668,198,459
Other Financial Instruments:
Appreciated swaps, at value	—	31,519,659	—	31,519,659
Depreciated swaps, at value	—	301,726	—	301,726
Futures margins	7,388,629	—	—	7,388,629
Swaps, at value	—	25,719	—	25,719
Foreign currency exchange contracts	—	24,445,121	—	24,445,121

Total Assets	$1,527,793,253	$8,156,660,107	$47,425,953	$9,731,879,313

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(1,705,949)	$—	$(1,705,949)
Depreciated swaps, at value	—	(14,281,986)	—	(14,281,986)
Futures margins	(2,809,609)	—	—	(2,809,609)
Unfunded purchase agreements	—	(794,588)	—	(794,588)
Foreign currency exchange contracts	—	(10,988,536)	—	(10,988,536)
TALF loans, at value	—	—	(1,062,584,904)	(1,062,584,904)

Total Liabilities	$(2,809,609)	$(27,771,059)	$(1,062,584,904)	$(1,093,165,572)

F42 | OPPENHEIMER STRATEGIC INCOME FUND

Currency contracts, forwards and unfunded purchase agreements if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/		Transfers
	Value as of		unrealized	(amortization)	Net	in and/	Value as of
	September 30,	Realized	appreciation	of premium/	purchases	or out of	March 31,
	2009	gain	(depreciation)	discount[1]	(sales)	Level 3	2010

Investments in Securities
Foreign Government Obligations	$10,905,200	$—	$339,849	$238,170	$—	$—	$11,483,219
Corporate Bonds and Notes	2,219,306	—	(577,960)	—	1,821,185	(2,191,407)	1,271,124
Common Stocks	32,791	791	(791)	—	(791)	—	32,000
Rights, Warrants and Certificates	40	—	—	—	—	—	40
Structured Securities	22,704,591	205,745	(753,318)	(69,387)	(3,725,709)	16,277,648	34,639,570
TALF loans, at value	—	—	1,232,066	—	(627,574,443)	(436,242,527)	(1,062,584,904)

Total Assets	$35,861,928	$206,536	$239,846	$168,783	$(629,479,758)	$(422,156,286)	$(1,015,158,951)

1.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of March 31, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Sell	18,140	ARP	6/9/10	$4,642,119	$—	$2,733
Colombian Peso (COP)	Buy	83,123,000	COP	4/8/10	43,227,451	—	65,778
Colombian Peso (COP)	Sell	83,123,000	COP	5/10/10	43,177,411	68,518	—
Indian Rupee (INR)	Buy	2,116,000	INR	6/21/10	46,779,379	558,322	—
Japanese Yen (JPY)	Buy	3,112,000	JPY	5/10/10	33,294,273	—	1,139,222
Kazakhstan Tenge (KZT)	Buy	682,200	KZT	2/28/11-3/10/11	4,647,584	—	4,304
Malaysian Ringgit (MYR)	Buy	42,060	MYR	4/9/10	12,887,596	219,965	—
New Taiwan Dollar (TWD)	Sell	537,000	TWD	5/28/10	17,018,095	—	61,986
South Korean Won (KRW)	Buy	8,540,000	KRW	4/9/10	7,545,141	10,128	2,353
Swiss Franc (CHF)	Buy	170	CHF	4/12/10	161,244	3,036	—
Swiss Franc (CHF)	Sell	62,260	CHF	4/12/10	59,053,401	—	893,870

						859,969	2,170,246
Bank Paribas Asia - FGN:
Norwegian Krone (NOK)	Buy	101,900	NOK	4/12/10	17,136,242	45,809	—
Norwegian Krone (NOK)	Sell	97,240	NOK	4/12/10	16,352,583	—	44,020
Polish Zloty (PLZ)	Buy	181,410	PLZ	4/7/10-4/12/10	63,463,581	188,341	169,492
Polish Zloty (PLZ)	Sell	29,420	PLZ	5/10/10	10,264,807	3,078	81,742

						237,228	295,254
Barclay’s Capital:
British Pound Sterling (GBP)	Buy	5,670	GBP	4/12/10	8,603,580	—	162,183
British Pound Sterling (GBP)	Sell	15,680	GBP	4/12/10	23,792,616	401,970	171,140
F43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Barclay’s Capital: Continued
Euro (EUR)	Buy	25,640	EUR	4/12/10	$34,631,239	$—	$191,034
Euro (EUR)	Sell	40,230	EUR	4/12/10-5/10/10	54,338,202	476,259	—
Hungarian Forint (HUF)	Buy	13,966,000	HUF	4/8/10	71,015,043	972,813	—
Japanese Yen (JPY)	Buy	1,374,000	JPY	4/5/10	14,697,167	—	88,394
Japanese Yen (JPY)	Sell	11,428,000	JPY	4/23/10-6/18/10	122,281,675	1,987,788	—
Norwegian Krone (NOK)	Buy	8,100	NOK	4/12/10	1,362,155	8,178	—
Norwegian Krone (NOK)	Sell	86,700	NOK	4/12/10	14,580,100	—	87,540
Polish Zloty (PLZ)	Buy	24,930	PLZ	4/12/10	8,718,151	—	65,029

						3,847,008	765,320
Citigroup:
Chilean Peso (CLP)	Buy	8,428,000	CLP	4/8/10	16,063,515	2,534	—
Chilean Peso (CLP)	Sell	8,428,000	CLP	6/7/10	16,083,667	303	—
Chinese Renminbi (Yuan) (CNY)	Sell	114,100	CNY	5/4/10	16,715,042	74,245	—
Colombian Peso (COP)	Sell	62,839,000	COP	4/8/10-5/10/10	32,673,595	51,036	740,414
Euro (EUR)	Sell	35,900	EUR	6/18/10	48,490,579	766,555	—
Hong Kong Dollar (HKD)	Sell	129,900	HKD	6/7/10	16,739,087	—	1,553
Japanese Yen (JPY)	Sell	1,509,000	JPY	4/30/10	16,143,449	604,609	—
Norwegian Krone (NOK)	Buy	124,540	NOK	4/12/10	20,943,548	—	64,574
Norwegian Krone (NOK)	Sell	66,400	NOK	4/12/10	11,166,305	10,459	—
Peruvian New Sol (PEN)	Sell	26,410	PEN	4/15/10	9,291,281	—	16,106
Singapore Dollar (SGD)	Buy	2,450	SGD	5/10/10	1,750,976	53	6,539
Swedish Krona (SEK)	Sell	44,560	SEK	4/12/10	6,171,386	81,824	—

						1,591,618	829,186
Credit Suisse:
Australian Dollar (AUD)	Buy	18,250	AUD	4/23/10	16,705,423	—	8,748
British Pound Sterling (GBP)	Buy	4,350	GBP	4/12/10	6,600,630	79,636	—
Euro (EUR)	Sell	37,425	EUR	4/23/10	50,549,414	—	184,720
New Turkish Lira (TRY)	Buy	25,718	TRY	4/1/10	16,945,014	53,976	—
New Turkish Lira (TRY)	Sell	26,454	TRY	4/1/10	17,429,432	—	55,519
Russian Ruble (RUR)	Buy	397,335	RUR	10/7/10	13,237,247	478,503	—
South African Rand (ZAR)	Buy	255,272	ZAR	4/7/10-4/30/10	34,915,651	1,578,817	—
Swedish Krona (SEK)	Buy	41,700	SEK	4/12/10	5,775,287	304	12,225
Swedish Krona (SEK)	Sell	297,740	SEK	4/12/10	41,235,829	15,694	436,180

						2,206,930	697,392
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	28,680	AUD	4/12/10	26,284,021	360,743	—
Australian Dollar (AUD)	Sell	2,313	AUD	4/23/10	2,117,241	—	7,530
British Pound Sterling (GBP)	Sell	5,615	GBP	4/23/10	8,519,555	—	105,927
Canadian Dollar (CAD)	Sell	8,590	CAD	4/23/10	8,457,574	—	51,910
Euro (EUR)	Sell	16,560	EUR	5/10/10	22,367,598	1,398,115	—
Japanese Yen (JPY)	Sell	5,667,000	JPY	4/12/10-5/10/10	60,621,503	2,040,043	—
Kazakhstan Tenge (KZT)	Buy	341,700	KZT	2/28/11	2,327,922	—	4,501
F44 | OPPENHEIMER STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Deutsche Bank Capital Corp.: Continued
Russian Ruble (RUR)	Sell	273,200	RUR	10/7/10	$9,101,680	$—	$263,116
Swiss Franc (CHF)	Sell	2,228	CHF	4/23/10	2,113,434	—	18,071

						3,798,901	451,055
Goldman, Sachs & Co.:
Brazilian Real (BRR)	Buy	130,240	BRR	5/4/10	72,718,189	1,181,334	—
Brazilian Real (BRR)	Sell	34,480	BRR	5/4/10	19,251,560	—	312,749
Mexican Nuevo Peso (MXN)	Sell	106,900	MXN	8/2/10	8,526,258	—	512,765

						1,181,334	825,514
Hong Kong & Shanghai Bank Corp.:
Israeli Shekel (ILS)	Sell	56,430	ILS	5/28/10	15,259,944	—	40,676
New Turkish Lira (TRY)	Buy	25,050	TRY	5/17/10	16,372,517	138,961	—
New Turkish Lira (TRY)	Sell	8,790	TRY	5/17/10	5,745,087	—	48,761

						138,961	89,437
JP Morgan Chase:
Argentine Peso (ARP)	Buy	18,140	ARP	6/9/10	4,642,119	—	15,732
Chilean Peso (CLP)	Sell	8,428,000	CLP	4/8/10	16,063,515	—	314,660
Euro (EUR)	Sell	9,370	EUR	11/8/10	12,655,142	666,131	—
Indonesia Rupiah (IDR)	Buy	42,094,000	IDR	5/25/10	4,577,765	76,695	—
Japanese Yen (JPY)	Sell	1,374,000	JPY	4/5/10	14,697,167	203,926	—
Malaysian Ringgit (MYR)	Buy	8,770	MYR	5/10/10	2,682,656	109,028	—
Mexican Nuevo Peso (MXN)	Buy	849,600	MXN	4/6/10-4/8/10	68,664,550	1,836,483	10,516
Philippines Peso (PHP)	Buy	320,000	PHP	4/12/10	7,071,842	110,780	—
Polish Zloty (PLZ)	Sell	24,910	PLZ	4/12/10	8,711,157	—	181,328
Russian Ruble (RUR)	Buy	402,920	RUR	11/8/10	13,378,278	699,864	—

						3,702,907	522,236
Morgan Stanley & Co., Inc.:
Kazakhstan Tenge (KZT)	Buy	341,400	KZT	2/28/11	2,325,879	—	6,885
Philippines Peso (PHP)	Buy	266,245	PHP	6/16/10	5,840,727	50,274	—

						50,274	6,885
Nomura Securities:
British Pound Sterling (GBP)	Buy	130	GBP	4/12/10	197,260	—	2
British Pound Sterling (GBP)	Sell	6,330	GBP	4/12/10	9,605,055	—	22,100
Japanese Yen (JPY)	Buy	3,586,000	JPY	4/12/10	38,359,596	—	1,149,925
Japanese Yen (JPY)	Sell	1,566,000	JPY	4/12/10	16,751,569	341,888	—
Swedish Krona (SEK)	Buy	148,300	SEK	4/12/10	20,538,971	—	399,948
Swiss Franc (CHF)	Buy	17,220	CHF	4/12/10	16,333,112	286,146	—
Swiss Franc (CHF)	Sell	50	CHF	4/12/10	47,425	—	830

						628,034	1,572,805
RBS Greenwich Capital:
Polish Zloty (PLZ)	Buy	105,550	PLZ	5/10/10	36,827,002	177,696	—
Swiss Franc (CHF)	Buy	37,070	CHF	4/12/10-5/10/10	35,161,454	514,760	112,796
Swiss Franc (CHF)	Sell	41,570	CHF	4/12/10	39,429,006	—	617,603

						692,456	730,399
F45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Santander Investments:
Colombian Peso (COP)	Sell	29,129,000	COP	4/8/10	$15,148,303	$—	$388,232
Mexican Nuevo Peso (MXN)	Sell	10,813	MXN	4/6/10	874,060	75	—

						75	388,232
State Street:
Canadian Dollar (CAD)	Buy	27,500	CAD	4/12/10	27,076,150	855,439	—
Canadian Dollar (CAD)	Sell	14,110	CAD	4/12/10	13,892,526	—	414,100
Euro (EUR)	Buy	12,290	EUR	4/12/10	16,599,763	—	158,382
Euro (EUR)	Sell	44,030	EUR	4/12/10	59,470,104	346,453	171,394

						1,201,892	743,876
UBS Investment Bank
Brazilian Real (BRR)	Sell	2,033	BRR	4/6/10	1,141,783	—	2,847
Westpac:
Australian Dollar (AUD)	Buy	90,980	AUD	4/12/10	83,379,368	3,748,009	—
Australian Dollar (AUD)	Sell	17,050	AUD	4/12/10	15,625,612	—	897,852
New Zealand Dollar (NZD)	Buy	43,310	NZD	4/12/10	30,740,585	559,525	—

						4,307,534	897,852

Total unrealized appreciation and depreciation						$24,445,121	$10,988,536

Futures Contracts as of March 31, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Canada (Government of)
Bonds, 10 yr.	Sell	155	6/21/10	$17,930,340	$175,558
DAX Index	Buy	71	6/18/10	14,723,740	373,912
Euro-Bundesobligation	Buy	188	6/8/10	31,321,484	193,323
Euro-Bundesobligation	Buy	177	6/8/10	27,989,897	(16,433)
Euro-Bundesobligation	Sell	808	6/8/10	127,773,089	(468,264)
FTSE 100 Index	Buy	34	6/18/10	2,894,731	19,280
FTSE 100 Index	Sell	251	6/18/10	21,369,928	(142,534)
Japan (Government of) Bonds, 10 yr.	Sell	24	6/10/10	35,482,725	272,160
Japan (Government of)
Mini Bonds, 10 yr.	Sell	156	6/9/10	23,042,079	33,719
NASDAQ 100 E-Mini Index	Buy	751	6/18/10	29,375,365	578,721
NIKKEI 225 Index	Sell	204	6/10/10	24,220,772	(1,289,312)
NIKKEI 225 Index	Sell	47	6/10/10	2,787,624	(92,446)
Standard & Poor’s 500 E-Mini Index	Sell	1,953	6/18/10	113,781,780	(1,911,792)
United Kingdom Long Gilt	Buy	26	6/28/10	4,527,452	(2,428)
United Kingdom Long Gilt	Sell	93	6/28/10	16,194,346	(259,389)
U.S. Long Bonds	Buy	3,844	6/21/10	446,384,500	2,948,130
U.S. Long Bonds	Sell	1,410	6/21/10	163,736,250	105,936
U.S. Treasury Bonds, 10 yr.	Buy	2,918	6/21/10	339,217,500	(349,307)
U.S. Treasury Bonds, 10 yr.	Sell	3,348	6/21/10	389,205,000	179,080
F46 | OPPENHEIMER STRATEGIC INCOME FUND

Futures Contracts: Continued

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Nts., 2 yr.	Buy	242	6/30/10	$52,502,656	$15,801
U.S. Treasury Nts., 2 yr.	Sell	2,541	6/30/10	551,277,893	(73,222)
U.S. Treasury Nts., 5 yr.	Buy	15,680	6/30/10	1,800,750,000	(4,165,218)
U.S. Treasury Nts., 5 yr.	Sell	2,324	6/30/10	266,896,875	220,228

					$(3,654,497)

Credit Default Swap Contracts as of March 31, 2010 are as follows:

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Amgen Inc.
Goldman Sachs International	Buy	$13,530	1.00%	3/20/15	$417,097	$(398,565)	$18,532

	Total	13,530			417,097	(398,565)	18,532
Baxter International, Inc.
Deutsche Bank AG	Buy	13,450	1.00	3/20/15	447,972	(428,783)	19,189

	Total	13,450			447,972	(428,783)	19,189
CBS Corp.
Credit Suisse International	Sell	13,530	1.00	3/20/15	56,991	(241,746)	(184,755)

	Total	13,530			56,991	(241,746)	(184,755)
CDX North America
High Yield Index, Series 13:
Barclays Bank plc	Sell	31,982	5.00	12/20/14	3,035,324	183,810	3,219,134
Barclays Bank plc	Sell	13,068	5.00	12/20/14	(9,075)	74,332	65,257
Barclays Bank plc	Sell	13,068	5.00	12/20/14	(96,195)	(182,856)	(279,051)
Citibank NA, New York	Sell	9,207	5.00	12/20/14	(67,774)	52,370	(15,404)
Citibank NA, New York	Sell	12,375	5.00	12/20/14	(165,000)	70,390	(94,610)
Citibank NA, New York	Sell	12,375	5.00	12/20/14	36,953	70,390	107,343
Goldman Sachs International	Sell	19,191	5.00	12/20/14	1,663,879	110,297	1,774,176
Goldman Sachs International	Sell	31,982	5.00	12/20/14	3,015,133	183,810	3,198,943
JPMorgan Chase Bank NA, NY Branch	Sell	6,930	5.00	12/20/14	363,825	39,350	403,175
JPMorgan Chase Bank NA, NY Branch	Sell	13,068	5.00	12/20/14	(132,495)	74,332	(58,163)
Morgan Stanley & Co. International Ltd.	Sell	12,375	5.00	12/20/14	(53,281)	70,390	17,109
Morgan Stanley & Co. International Ltd.	Sell	13,068	5.00	12/20/14	(13,612)	74,332	60,720
Morgan Stanley & Co. International Ltd.	Sell	12,900	5.00	12/20/14	(25,719)	25,719	—
UBS AG	Sell	12,375	5.00	12/20/14	(106,563)	70,390	(36,173)

	Total	213,964			7,445,400	917,056	8,362,456
CVS Caremark Corp.
Citibank NA, New York	Buy	13,380	1.00	3/20/15	307,950	(274,261)	33,689

	Total	13,380			307,950	(274,261)	33,689
F47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Development Bank of Kazakhstan JSC
Credit Suisse International	Sell	11,730	3.75%	2/20/13	$—	$281,473	$281,473

	Total	11,730			—	281,473	281,473
Federative Republic of Brazil
Credit Suisse International	Sell	5,050	1.00	3/20/15	68,570	(71,562)	(2,992)

	Total	5,050			68,570	(71,562)	(2,992)
Government of Hungary
Credit Suisse International	Sell	9,600	2.70	9/20/10	—	46,013	46,013

	Total	9,600			—	46,013	46,013
International Lease Finance Corp.:
Barclays Bank plc	Sell	7,310	5.00	3/20/15	530,990	377,364	908,354
Goldman Sachs International	Sell	6,220	5.00	3/20/15	451,814	321,095	772,909

	Total	13,530			982,804	698,459	1,681,263
Islamic Republic of Pakistan
Citibank NA, New York	Sell	5,090	5.10	3/20/13	—	(453,516)	(453,516)

	Total	5,090			—	(453,516)	(453,516)
Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley & Co. International Ltd.	Sell	15,590	1.30	3/24/13	—	(1,202,080)	(1,202,080)

	Total	15,590			—	(1,202,080)	(1,202,080)
Republic of Indonesia:
Citibank NA, New York	Sell	4,800	1.00	3/20/15	200,771	(143,396)	57,375
JPMorgan Chase Bank NA, London Branch	Sell	4,800	1.00	3/20/15	190,236	(143,396)	46,840

	Total	9,600			391,007	(286,792)	104,215
Republic of Peru
Deutsche Bank AG	Buy	7,680	1.71	12/20/16	—	(238,217)	(238,217)

	Total	7,680			—	(238,217)	(238,217)
Republic of the Philippines:
Barclays Bank plc	Buy	6,390	1.76	12/20/14	—	(24,592)	(24,592)
JPMorgan Chase Bank NA, London Branch	Buy	9,590	1.74	12/20/14	—	(28,647)	(28,647)

	Total	15,980			—	(53,239)	(53,239)
The Dow Chemical Co.
UBS AG	Sell	13,380	1.00	3/20/15	128,420	(161,238)	(32,818)

	Total	13,380			128,420	(161,238)	(32,818)
Troy Capital SA for Yasar Holdings SA
Morgan Stanley & Co. International Ltd.	Sell	3,530	8.75	6/20/10	—	(4,397)	(4,397)

	Total	3,530			—	(4,397)	(4,397)
F48 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts: Continued

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Verizon Communications, Inc.
Morgan Stanley & Co. International Ltd.	Buy	13,450	1.00%	3/20/15	$210,315	$(140,308)	$70,007

	Total	13,450			210,315	(140,308)	70,007
Whirlpool Corp.
Barclays Bank plc	Sell	13,380	1.00	3/20/15	(2,128)	(9,251)	(11,379)

	Total	13,380			(2,128)	(9,251)	(11,379)
XL Capital Ltd.
Deutsche Bank AG	Sell	13,530	1.00	3/20/15	(52,354)	34,244	(18,110)

	Total	13,530			(52,354)	34,244	(18,110)
Yum! Brands
Credit Suisse International	Buy	13,380	1.00	3/20/15	216,939	(177,240)	39,699

	Total	13,380			216,939	(177,240)	39,699

Grand Total Buys					1,600,273	(1,710,613)	(110,340)
Grand Total Sells					9,018,710	(453,337)	8,565,373

Total Credit Default Swaps					$10,618,983	$(2,163,950)	$8,455,033

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Non-Investment Grade
Corporate Debt Indexes	$213,964,050	$—	B+ to B
Investment Grade Single
Name Corporate Debt	53,820,000	—	BBB+ to BBB–
Non-Investment Grade Single
Name Corporate Debt	13,530,000	—	BB+
Investment Grade Sovereign Debt	41,970,000	—	BBB–
Non-Investment Grade
Sovereign Debt	18,220,000	—	BB to B–

Total	$341,504,050	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts as of March 31, 2010 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander SA, Inc.	22,500	BRR	BZDI	12.320%	1/2/17	$18,409
Credit Suisse International	23,540	BRR	BZDI	11.480	1/2/12	(11,325)
Goldman Sachs Group, Inc. (The)	47,000	BRR	BZDI	12.800	1/2/17	749,870
Goldman Sachs Group, Inc. (The)	35,170	BRR	BZDI	12.920	1/2/14	893,356
Goldman Sachs Group, Inc. (The)	17,520	BRR	BZDI	12.870	1/2/14	445,027
Goldman Sachs Group, Inc. (The)	65,280	BRR	BZDI	11.460	1/2/12	(31,344)
Goldman Sachs Group, Inc. (The)	2,160	BRR	BZDI	12.260	1/2/15	21,233
Goldman Sachs Group, Inc. (The)	990	BRR	BZDI	12.290	1/2/15	9,732
JPMorgan Chase Bank NA	41,300	BRR	BZDI	13.900	1/2/17	1,332,464
Morgan Stanley	64,970	BRR	BZDI	12.300	1/2/17	53,047
Morgan Stanley	56,660	BRR	BZDI	11.490	1/2/12	(27,287)

Total	377,090	BRR				3,453,182
MXN TIIE BANXICO:
Banco Santander SA, Inc.	236,700	MXN	MXN TIIE BANXICO	8.540	9/27/13	1,040,705
Credit Suisse International	93,600	MXN	MXN TIIE BANXICO	8.560	9/27/13	419,369
Goldman Sachs Group, Inc. (The)	143,100	MXN	MXN TIIE BANXICO	8.540	9/27/13	629,171
Goldman Sachs Group, Inc. (The)	539,500	MXN	MXN TIIE BANXICO	9.270	11/21/11	2,306,797
Goldman Sachs Group, Inc. (The)	534,600	MXN	MXN TIIE BANXICO	9.080	11/22/11	2,492,487
Goldman Sachs Group, Inc. (The)	294,000	MXN	MXN TIIE BANXICO	6.080	1/24/12	(33,388)
JPMorgan Chase Bank NA	617,000	MXN	MXN TIIE BANXICO	6.080	1/24/12	(70,070)

Total	2,458,500	MXN				6,785,071
Six-Month AUD BBR BBSW
Westpac Banking Corp.	46,900	AUD	6.215%	Six-Month AUD BBR BBSW	11/4/19	(577,566)
Six-Month HUF BUBOR Reuters:
Barclays Bank plc	3,820,000	HUF	Six-Month HUF BUBOR Reuters	7.820	9/19/13	1,644,890
Barclays Bank plc	2,261,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/8/18	419,778
Citibank NA	2,226,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/8/18	417,177
Citibank NA	433,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/3/18	114,870
JPMorgan Chase Bank NA	2,261,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/6/18	605,343
JPMorgan Chase Bank NA	1,778,000	HUF	Six-Month HUF BUBOR Reuters	7.890	9/12/13	782,819
JPMorgan Chase Bank NA	2,025,000	HUF	Six-Month HUF BUBOR Reuters	7.880	8/12/13	936,880

Total	14,804,000	HUF				4,921,757
F50 | OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts: Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Six-Month JPY BBA LIBOR:
Citibank NA	1,172,000	JPY	1.391%	Six-Month JPY BBA LIBOR	10/6/19	$(69,376)
JPMorgan Chase Bank NA	1,318,800	JPY	1.484	Six-Month JPY BBA LIBOR	8/7/19	(167,305)
JPMorgan Chase Bank NA	1,337,000	JPY	1.563	Six-Month JPY BBA LIBOR	11/9/19	(279,718)

Total	3,827,800	JPY				(516,399)
Three-Month CAD BA CDOR
JPMorgan Chase Bank NA	43,470	CAD	Three-Month CAD BA CDOR	3.820	1/4/20	574,464
Three-Month USD BBA LIBOR
Goldman Sachs Group, Inc. (The)	42,200		Three-Month USD BBA LIBOR	3.600	11/3/19	64,607

Total Interest Rate Swaps						$14,705,116

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

BRR	Brazilian Real

CAD	Canadian Dollar

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate

BANIXCO	Banco de Mexico

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)

BUBOR	Budapest Interbank Offered Rate

BZDI	Brazil Interbank Deposit Rate

TIIE	Interbank Equilibrium Interest Rate
Total Return Swap Contracts as of March 31, 2010 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

AMEX Indu Select Index
UBS AG	$6,970	One-Month BBA LIBOR plus 17 basis points and if negative, the absolute value of the Total Return of the AMEX Indu Select Index	If positive, the Total Return of the AMEX Indu Select Index	3/4/11	$516,792
AMEX Materials Select Index
UBS AG	7,016	One-Month BBA LIBOR minus 10 basis points and if negative, the absolute value of the Total Return of the AMEX Materials Select Index	If positive, the Total Return of the AMEX Materials Select Index	3/4/11	441,869
F51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Consumer Staples Select Sector Index
Morgan Stanley	$6,984		One-Month BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the Consumer Staples Select Sector Index	If positive, the Total Return of the Consumer Staples Select Sector Index	3/9/11	$232,876
Custom basket of securities:
Citibank NA	3,628	CHF	One-Month CHF BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/12/11	28,268
Citibank NA	12,921	EUR	One-Month EURIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/12/11	982,227
Citibank NA	8,548	GBP	One-Month GBP BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/12/11	591,669
Citibank NA, New York	2,277,358	JPY	One-Month JPY BBA LIBOR plus 80 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/10	1,888,392
Morgan Stanley	16,807	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/14/11	999,265
UBS AG	83,786		One-Month BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	12/6/10	3,919,657

Reference Entity Total						8,409,478
F52 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MSCI Daily TR Gross EAFE Index:
Citibank NA	$16,474		If positive, the Total Return of the MSCI Daily Gross EAFE Index	One-Month LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE Index	10/7/10	$(1,040,547)
Goldman Sachs Group, Inc. (The)	2,673		If positive, the Total Return of the MSCI Daily Gross EAFE Index	One-Month BBA LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE Index	10/7/10	(133,349)
Morgan Stanley	9,886		If positive, the Total Return of the MSCI Daily Gross EAFE Index	One-Month BBA LIBOR minus 35 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE Index	10/7/10	(490,543)
			If positive, the Total Return of the MSCI Daily	One-Month LIBOR minus 10 basis points and if negative, the absolute value of the Total Return of the MSCI
UBS AG	12,849		Gross EAFE Index	Daily Gross EAFE Index	10/11/10	(799,934)

Reference Entity Total						(2,464,373)
MSCI Daily TR Gross EAFE USD Index
Goldman Sachs Group,			If positive, the Total Return of the MSCI Daily	One-Month BBA LIBOR plus 4 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross
Inc. (The)	20,468		Gross EAFE USD Index	EAFE USD Index	2/7/11	(988,867)
MSCI Daily TR Gross Europe Euro Index:
Citibank NA	4,846	EUR	If positive, the Total Return of the MSCI Daily Gross Europe Euro Index	One-Month EURIBOR minus 60 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe Euro Index	1/12/11	(177,297)
F53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MSCI Daily TR Gross Europe Euro Index: Continued
Goldman Sachs Group, Inc. (The)	9,697	EUR	If positive, the Total Return of the MSCI Daily Gross Europe Euro Index	One-Month EURIBOR minus 3 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe Euro Index	1/12/11	$(348,679)
Morgan Stanley	7,266	EUR	If positive, the Total Return of the MSCI Daily Gross Europe Euro Index	One-Month EURIBOR minus 30 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe Euro Index	1/12/11	(514,317)
UBS AG	2,423	EUR	If positive, the Total Return of the MSCI Daily Gross Europe Euro Index	One-Month EURIBOR minus 70 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe Euro Index	1/12/11	(88,794)

Reference Entity Total						(1,129,087)
MSCI Daily TR Italy USD Index
Goldman Sachs Group, Inc. (The)	8,349		One-Month BBA LIBOR minus 25 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Italy USD Index	If positive, the Total Return of the MSCI Daily Italy USD Index	3/4/11	614,877
MSCI Daily TR Net Emerging Markets Korea Index
Goldman Sachs Group, Inc. (The)	8,545		One-Month BBA LIBOR plus 90 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Emerging Markets Korea Index	If positive, the Total Return of the MSCI Daily Net Emerging Markets Korea Index	3/9/11	573,472
MSCI Daily TR Net France USD Index
Morgan Stanley	8,390		One-Month BBA LIBOR minus 35 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net France USD Index	If positive, the Total Return of the MSCI Daily TR Net France USD Index	3/9/11	480,046
F54 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Germany USD Index
Goldman Sachs Group, Inc. (The)	$8,418	One-Month BBA LIBOR minus 45 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Germany USD Index	If positive, the Total Return of the MSCI Daily Net Germany USD Index	3/4/11	$693,324
MSCI Daily TR Net Japan USD Index
UBS AG	8,426	One-Month BBA LIBOR plus 18 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Japan USD Index	If positive, the Total Return of the MSCI Daily Net Japan USD Index	3/7/11	348,294
S&P 500/Citigroup Value Index
Deutsche Bank AG	21,085	One-Month BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the S&P 500/Citigroup Value Index	If positive, the Total Return of the S&P 500/Citigroup Value Index	2/7/11	1,110,052

Total of Total Return Swaps					$8,838,753

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF	Swiss Franc

EUR	Euro

GBP	British Pounds Sterling

JPY	Japanese Yen

Abbreviations/Definitions are as follows:

AMEX	American Stock Exchange

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

TR	Total Return
F55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency Swaps as of March 31, 2010 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

Each of JSC “Rushydro” (Open Joint Stock Company, Federal Hydrogeneration Company) and OJSC Saratovskaya HPP and any Successor(s) to these Reference Entities
Morgan Stanley Capital Services, Inc.	980,430	RUR	Three-Month USD BBA LIBOR	7.75% from debt obligations of JSC Rushydro and OJSC Saratovskaya HPP	12/26/13	$(5,524,539)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

RUR	Russian Ruble

Abbreviation is as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
Volatility Swaps as of March 31, 2010 are as follows:

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

AUD/JPY Exchange Rate:
Credit Suisse International	$47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	14.550%	4/29/10	$1,268
Credit Suisse International	47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	14.100	4/27/10	(18,227)
Credit Suisse International	47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	15.200	4/29/10	9,623
Deutsche Bank AG	47	14.500%	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	4/30/10	4,072
Merrill Lynch International	47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	14.900	4/27/10	21,370
F56 | OPPENHEIMER STRATEGIC INCOME FUND

Volatility Swaps: Continued

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

AUD/JPY Exchange Rate: Continued
Merrill Lynch International	$47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	14.600%	4/27/10	$(8,768)
Merrill Lynch International	47	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	15.300	4/27/10	45,288

Reference Entity Total					54,626
AUD/USD Exchange Rate:
Deutsche Bank AG	47	The Historic Volatility of the mid AUD/USD spot exchange rate during the Observation Period	10.050	4/19/10	(21,200)
Deutsche Bank AG	47	The Historic Volatility of the mid AUD/USD spot exchange rate during the Observation Period	10.800	4/19/10	6,091

Reference Entity Total					(15,109)
CAD/JPY Exchange Rate:
Deutsche Bank AG	47	The Historic Volatility of the mid CAD/JPY spot exchange rate during the Observation Period	14.650	5/6/10	23,170
Deutsche Bank AG	47	The Historic Volatility of the mid CAD/JPY spot exchange rate during the Observation Period	14.500	5/6/10	14,193

Reference Entity Total					37,363
GBP/CAD Exchange Rate
Credit Suisse International	47	The Historic Volatility of the mid GBP/CAD spot exchange rate during the Observation Period	12.450	4/8/10	(88,543)
USD/JPY Exchange Rate
Deutsche Bank AG	47	The Historic Volatility of the mid USD/JPY spot exchange rate during the Observation Period	9.900	4/23/10	(68,893)
USD/NOK Exchange Rate
Credit Suisse International	47	The Historic Volatility of the mid USD/NOK spot exchange rate during the Observation Period	10.900	4/19/10	(61,182)
F57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Volatility Swaps: Continued

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

USD/SEK Exchange Rate:
Credit Suisse International	$47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	12.050%	4/12/10	$45,303
Credit Suisse International	47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	11.650	4/16/10	4,281
Deutsche Bank AG	47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	12.700	4/9/10	54,918
Deutsche Bank AG	47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	11.850	4/15/10	(22,826)
Merrill Lynch International	47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	11.800	4/12/10	21,161
Merrill Lynch International	47	The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	12.150	4/12/10	42,690

			Reference Entity Total		145,527

			Total Volatility Swaps		$3,789

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

CAD	Canadian Dollar

GBP	British Pound Sterling

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar
F58 | OPPENHEIMER STRATEGIC INCOME FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander SA, Inc.:
	Interest Rate	22,500	BRR	$18,409
	Interest Rate	236,700	MXN	1,040,705

				1,059,114
Barclays Bank plc:
	Credit Default Buy Protection	6,390		(24,592)
	Credit Default Sell Protection	78,808		443,399
	Interest Rate	6,081,000	HUF	2,064,668

				2,483,475
Citibank NA:
	Interest Rate	2,659,000	HUF	532,047
	Interest Rate	1,172,000	JPY	(69,376)
	Total Return	3,628	CHF	28,268
	Total Return	17,767	EUR	804,930
	Total Return	8,548	GBP	591,669
	Total Return	16,474		(1,040,547)

				846,991
Citibank NA, New York:
	Credit Default Buy Protection	13,380		(274,261)
	Credit Default Sell Protection	43,847		(403,762)
	Total Return	2,277,358	JPY	1,888,392

				1,210,369
Credit Suisse International:
	Credit Default Buy Protection	13,380		(177,240)
	Credit Default Sell Protection	39,910		14,178
	Interest Rate	23,540	BRR	(11,325)
	Interest Rate	93,600	MXN	419,369
	Volatility	329		(107,477)

				137,505
Deutsche Bank AG:
	Credit Default Buy Protection	21,130		(667,000)
	Credit Default Sell Protection	13,530		34,244
	Total Return	21,085		1,110,052
	Volatility	376		(10,475)

				466,821
Goldman Sachs Group, Inc. (The):
	Interest Rate	168,120	BRR	2,087,874
	Interest Rate	1,511,200	MXN	5,395,067
	Interest Rate	42,200		64,607
	Total Return	9,697	EUR	(348,679)
	Total Return	48,453		759,457

				7,958,326
F59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Goldman Sachs International:
	Credit Default Buy Protection	$13,530		$(398,565)
	Credit Default Sell Protection	57,393		615,202

				216,637
JPMorgan Chase Bank NA:
	Interest Rate	41,300	BRR	1,332,464
	Interest Rate	43,470	CAD	574,464
	Interest Rate	6,064,000	HUF	2,325,042
	Interest Rate	2,655,800	JPY	(447,023)
	Interest Rate	617,000	MXN	(70,070)

				3,714,877
JPMorgan Chase Bank NA, London Branch:
	Credit Default Buy Protection	9,590		(28,647)
	Credit Default Sell Protection	4,800		(143,396)

				(172,043)
JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	19,998		113,682
Merrill Lynch International	Volatility	235		121,741
Morgan Stanley:
	Interest Rate	121,630	BRR	25,760
	Total Return	7,266	EUR	(514,317)
	Total Return	16,807	GBP	999,265
	Total Return	25,260		222,379

				733,087
Morgan Stanley & Co. International Ltd.:
	Credit Default Buy Protection	13,450		(140,308)
	Credit Default Sell Protection	57,463		(1,036,036)

				(1,176,344)
Morgan Stanley Capital Services, Inc.	Currency	980,430	RUR	(5,524,539)
UBS AG:
	Credit Default Sell Protection	25,755		(90,848)
	Total Return	2,423	EUR	(88,794)
	Total Return	119,047		4,426,678

				4,247,036
Westpac Banking Corp.	Interest Rate	46,900	AUD	(577,566)

		Total Swaps		$15,859,169

F60 | OPPENHEIMER STRATEGIC INCOME FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

BRR	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pounds Sterling

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

RUR	Russian Ruble
See accompanying Notes to Financial Statements.
F61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $8,181,983,896)	$8,125,336,360
Affiliated companies (cost $1,547,135,132)	1,542,862,099

9,668,198,459
Cash	2,154,000
Cash—foreign currencies (cost $4,183,673)	4,020,471
Unrealized appreciation on foreign currency exchange contracts	24,445,121
Swaps, at value (upfront payments paid $25,719)	25,719
Appreciated swaps, at value (net upfront payments received $9,021,950)	31,519,659
Depreciated swaps, at value (upfront payments paid $524,186)	301,726
Receivables and other assets:
Interest, dividends and principal paydowns	112,512,345
Investments sold (including $54,574,835 sold on a when-issued or delayed delivery basis)	103,125,379
Closed foreign currency contracts	10,807,377
Futures margins	7,388,629
Shares of beneficial interest sold	3,743,709
Other	1,111,413

Total assets	9,969,354,007

Liabilities
Return of collateral for securities loaned	35,108,400
Unrealized depreciation on foreign currency exchange contracts	10,988,536
Appreciated swaps, at value (upfront payments received $1,991,280)	1,705,949
Depreciated swaps, at value (net upfront payments received $155,658)	14,281,986
Unrealized depreciation on unfunded purchase agreements	794,588
Payables and other liabilities:
TALF loans, at value	1,062,584,904
Investments purchased (including $338,646,543 purchased on a when-issued or delayed delivery basis)	399,694,234
Shares of beneficial interest redeemed	23,052,340
Dividends	9,667,089
Closed foreign currency contracts	7,318,933
Distribution and service plan fees	4,775,173
Futures margins	2,809,609
Interest expense on borrowings	1,676,234
Transfer and shareholder servicing agent fees	873,032
Shareholder communications	481,499
Trustees’ compensation	107,362
Other	380,616

Total liabilities	1,576,300,484

Net Assets	$8,393,053,523

F62 | OPPENHEIMER STRATEGIC INCOME FUND

Composition of Net Assets
Par value of shares of beneficial interest	$2,069,884
Additional paid-in capital	9,800,065,337
Accumulated net investment loss	(54,989,599)
Accumulated net realized loss on investments and foreign currency transactions	(1,329,745,344)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,346,755)

Net Assets	$8,393,053,523

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,990,529,440 and 1,477,041,393 shares of beneficial interest outstanding)	$4.05
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$4.25
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $329,538,981 and 80,974,389 shares of beneficial interest outstanding)	$4.07
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,322,458,236 and 326,733,038 shares of beneficial interest outstanding)	$4.05
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $201,895,775 and 49,749,614 shares of beneficial interest outstanding)	$4.06
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $548,631,091 and 135,385,884 shares of beneficial interest outstanding)	$4.05
See accompanying Notes to Financial Statements.
F63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010
Allocation of Income and Expenses from master funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund:
Interest	$1,430,875
Dividends (net of foreign withholding taxes of $432)	1,724
Expenses[2]	(104,089)

Net investment income from Oppenheimer Master Event-Linked Bond Fund, LLC	1,328,510
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	35,915,525
Dividends	71,254
Expenses[3]	(1,383,130)

Net investment income from Oppenheimer Master Loan Fund, LLC	34,603,649

Total allocation of net investment income from master funds	35,932,159

Investment Income
Interest (net of foreign withholding taxes of $678,670)	294,042,200
Fee income on when-issued securities	4,284,279
Dividends:
Affiliated companies	258,697
Unaffiliated companies	407
Income from investment of securities lending cash collateral, net affiliated companies	41,140

Total investment income	298,626,723

Expenses
Management fees	21,426,195
Distribution and service plan fees:
Class A	7,382,898
Class B	1,681,877
Class C	6,498,748
Class N	484,106
Transfer and shareholder servicing agent fees:
Class A	4,180,217
Class B	520,499
Class C	955,552
Class N	329,720
Class Y	622,001
Shareholder communications:
Class A	320,481
Class B	47,733
Class C	67,041
Class N	9,508
Class Y	36,605
Interest expense on borrowings	10,997,823
Custodian fees and expenses	513,539
Trustees’ compensation	88,982
Other	888,523

Total expenses	57,052,048
Less waivers and reimbursements of expenses	(1,545,386)

Net expenses	55,506,662

Net Investment Income	279,052,220
F64 | OPPENHEIMER STRATEGIC INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$162,205,402
Closing and expiration of option contracts written	533,768
Closing and expiration of futures contracts	(61,709,919)
Foreign currency transactions	28,450,926
Swap contracts	58,102,480
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	180,205
Allocated from Oppenheimer Master Loan Fund, LLC	3,314,750

Net realized gain	191,077,612
Net change in unrealized appreciation/depreciation on:
Investments	126,290,124
Translation of assets and liabilities denominated in foreign currencies	(42,397,086)
Futures contracts	(3,645,629)
Swap contracts	(5,001,021)
Unfunded purchase agreements	359,681
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(1,204,366)
Allocated from Oppenheimer Master Loan Fund, LLC	26,020,517

Net change in unrealized appreciation/depreciation	100,422,220

Net Increase in Net Assets Resulting from Operations	$570,552,052

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $1,029.

3.	Net of expense waivers and/or reimbursements of $32,678.
See accompanying Notes to Financial Statements.
F65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$279,052,220	$522,061,268
Net realized gain (loss)	191,077,612	(1,255,892,769)
Net change in unrealized appreciation/depreciation	100,422,220	887,209,982

Net increase in net assets resulting from operations	570,552,052	153,378,481

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(201,859,297)	(297,722,981)
Class B	(9,714,339)	(15,400,453)
Class C	(38,739,786)	(53,488,830)
Class N	(6,067,536)	(7,720,213)
Class Y	(17,369,805)	(13,523,528)

	(273,750,763)	(387,856,005)
Tax return of capital distribution from net investment income:
Class A	—	(100,758,873)
Class B	—	(5,212,001)
Class C	—	(18,102,311)
Class N	—	(2,612,764)
Class Y	—	(4,576,789)

	—	(131,262,738)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(243,798,151)	(1,406,122,517)
Class B	(35,618,707)	(110,645,842)
Class C	(16,791,512)	(161,338,625)
Class N	8,071,429	2,474,713
Class Y	241,114,648	(12,139,401)

	(47,022,293)	(1,687,771,672)

Net Assets
Total increase (decrease)	249,778,996	(2,053,511,934)
Beginning of period	8,143,274,527	10,196,786,461

End of period (including accumulated net investment loss of $54,989,599 and $60,291,056, respectively)	$8,393,053,523	$8,143,274,527

See accompanying Notes to Financial Statements.
F66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2010 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$570,552,052
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(3,568,501,566)
Proceeds from disposition of investment securities	3,499,174,669
Short-term investment securities, net	(329,888,913)
Premium amortization	13,391,362
Discount accretion	(41,064,921)
Allocation of net investment income from master funds	(35,932,159)
Net realized gain on investments	(191,077,612)
Net change in unrealized appreciation/depreciation on investments	(126,290,124)
Net change in unrealized depreciation allocated from Master Event-Linked Bond Fund, LLC	1,204,366
Net change in unrealized appreciation allocated from Master Loan Fund, LLC	(26,020,517)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	42,397,086
Change in assets:
Decrease in receivable for securities sold	61,217,765
Decrease in unrealized appreciation on foreign currency exchange contracts	32,619,009
Decrease in swaps, at value	25,487,891
Decrease in other assets	11,573,443
Increase in interest, dividends and principal paydowns receivable	(206,704)
Increase in receivable for futures margins	(5,151,092)
Change in liabilities:
Increase in return of securities lending collateral	11,667,150
Increase in payable for futures margins	458,551
Decrease in unrealized depreciation on unfunded purchase agreements	(359,681)
Decrease in unrealized depreciation on foreign currency exchange contracts	(18,548,182)
Decrease in swaps, at value	(28,873,720)
Decrease in other liabilities	(37,499,983)
Decrease in payable for securities purchased	(207,871,443)

Net cash used in operating activities	(347,543,273)
F67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS Unaudited / Continued

Cash Flows from Financing Activities
Proceeds from TALF loan	$628,227,432
Payments on TALF loan	(652,989)
Proceeds from shares sold	1,006,683,280
Payments on shares redeemed	(1,265,339,305)
Cash distributions paid	(51,954,961)

Net cash provided by financing activities	316,963,457

Net decrease in cash	(30,579,816)
Cash, beginning balance	36,754,287

Cash, ending balance	$6,174,471 [1]

1.	Includes “Cash-foreign currencies”

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $216,788,887.

Cash paid for interest on TALF loans—$9,762,421.
See accompanying Notes to Financial Statements.
F68 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.91	$3.96	$4.41	$4.18	$4.34	$4.23

Income (loss) from investment operations:
Net investment income[1]	.14	.24	.24	.23	.21	.21
Net realized and unrealized gain (loss)	.13	(.05)	(.40)	.23	(.05)	.19

Total from investment operations	.27	.19	(.16)	.46	.16	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.18)	(.29)	(.23)	(.32)	(.29)
Tax return of capital distribution from net investment income	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.13)	(.24)	(.29)	(.23)	(.32)	(.29)

Net asset value, end of period	$4.05	$3.91	$3.96	$4.41	$4.18	$4.34

Total Return, at Net Asset Value[2]	7.10%	5.59%	(4.01)%	11.14%	3.77%	9.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,990,530	$6,019,723	$7,719,384	$6,430,790	$5,077,400	$4,766,576

Average net assets (in thousands)	$6,024,343	$5,942,116	$7,560,427	$5,655,265	$4,888,392	$4,392,321

Ratios to average net assets:[3,4]
Net investment income	6.85%	6.74%	5.44%	5.25%	5.03%	4.82%
Total expenses	1.24%[5]	0.98%[5]	0.91%[5]	0.90%[5]	0.93%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	0.96%	0.89%	0.89%	0.92%	0.94%

Portfolio turnover rate[6]	54%	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds,were as follows:

Six Months Ended March 31, 2010	1.24%
Year Ended September 30, 2009	0.99%
Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$1,619,022,635	$1,796,204,046
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.93	$3.98	$4.42	$4.20	$4.35	$4.24

Income (loss) from investment operations:
Net investment income[1]	.12	.20	.20	.19	.18	.17
Net realized and unrealized gain (loss)	.13	(.04)	(.39)	.22	(.05)	.20

Total from investment operations	.25	.16	(.19)	.41	.13	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.16)	(.25)	(.19)	(.28)	(.26)
Tax return of capital distribution from net investment income	—	(.05)	—	—	—	—

Total dividends and/or distributions to shareholders	(.11)	(.21)	(.25)	(.19)	(.28)	(.26)

Net asset value, end of period	$4.07	$3.93	$3.98	$4.42	$4.20	$4.35

Total Return, at Net Asset Value[2]	6.58%	4.64%	(4.54)%	9.99%	3.23%	8.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$329,539	$353,248	$483,485	$569,523	$718,742	$918,651

Average net assets (in thousands)	$337,409	$355,973	$540,865	$635,237	$802,936	$1,021,022

Ratios to average net assets:[3,4]
Net investment income	5.90%	5.83%	4.61%	4.43%	4.25%	4.05%
Total expenses	2.19%[5]	1.90%[5]	1.73%[5]	1.71%[5]	1.71%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	1.88%	1.71%	1.70%	1.71%	1.69%

Portfolio turnover rate[6]	54%	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds,were as follows:

Six Months Ended March 31, 2010	2.19%
Year Ended September 30, 2009	1.91%
Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2010	$1,619,022,635	$1,796,204,046
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F70 | OPPENHEIMER STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.91	$3.96	$4.40	$4.18	$4.33	$4.22

Income (loss) from investment operations:
Net investment income[1]	.12	.21	.20	.19	.18	.17
Net realized and unrealized gain (loss)	.14	(.05)	(.38)	.22	(.05)	.20

Total from investment operations	.26	.16	(.18)	.41	.13	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.16)	(.26)	(.19)	(.28)	(.26)
Tax return of capital distribution from net investment income	—	(.05)	—	—	—	—

Total dividends and/or distributions to shareholders	(.12)	(.21)	(.26)	(.19)	(.28)	(.26)

Net asset value, end of period	$4.05	$3.91	$3.96	$4.40	$4.18	$4.33

Total Return, at Net Asset Value[2]	6.69%	4.79%	(4.52)%	10.06%	3.22%	8.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,322,458	$1,292,721	$1,493,804	$1,086,918	$857,843	$788,217

Average net assets (in thousands)	$1,303,576	$1,201,421	$1,381,340	$959,439	$814,425	$748,199

Ratios to average net assets:[3,4]
Net investment income	6.09%	6.00%	4.68%	4.49%	4.27%	4.07%
Total expenses	2.01%[5]	1.74%[5]	1.66%[5]	1.66%[5]	1.68%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	1.72%	1.64%	1.65%	1.68%	1.69%

Portfolio turnover rate[6]	54%	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds,were as follows:

Six Months Ended March 31, 2010	2.01%
Year Ended September 30, 2009	1.75%
Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$1,619,022,635	$1,796,204,046
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.92	$3.97	$4.41	$4.19	$4.34	$4.23

Income (loss) from investment operations:
Net investment income[1]	.13	.22	.22	.21	.19	.19
Net realized and unrealized gain (loss)	.13	(.05)	(.39)	.22	(.04)	.19

Total from investment operations	.26	.17	(.17)	.43	.15	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.16)	(.27)	(.21)	(.30)	(.27)
Tax return of capital distribution from net investment income	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.12)	(.22)	(.27)	(.21)	(.30)	(.27)

Net asset value, end of period	$4.06	$3.92	$3.97	$4.41	$4.19	$4.34

Total Return, at Net Asset Value[2]	6.84%	5.14%	(4.17)%	10.42%	3.60%	9.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201,896	$186,857	$186,353	$145,685	$108,324	$83,287

Average net assets (in thousands)	$194,251	$164,067	$175,884	$126,935	$94,281	$69,480

Ratios to average net assets:[3,4]
Net investment income	6.39%	6.34%	5.03%	4.84%	4.62%	4.37%
Total expenses	1.70%[5]	1.48%[5]	1.32%[5]	1.32%[5]	1.33%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.67%	1.39%	1.30%	1.31%	1.33%	1.40%

Portfolio turnover rate[6]	54%	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds,were as follows:

Six Months Ended March 31, 2010	1.70%
Year Ended September 30, 2009	1.49%
Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2010	$1,619,022,635	$1,796,204,046
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F72 | OPPENHEIMER STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.91	$3.96	$4.39	$4.17	$4.32	$4.22

Income (loss) from investment operations:
Net investment income[1]	.14	.24	.25	.24	.22	.21
Net realized and unrealized gain (loss)	.13	(.05)	(.38)	.22	(.04)	.19

Total from investment operations	.27	.19	(.13)	.46	.18	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.18)	(.30)	(.24)	(.33)	(.30)
Tax return of capital distribution from net investment income	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.13)	(.24)	(.30)	(.24)	(.33)	(.30)

Net asset value, end of period	$4.05	$3.91	$3.96	$4.39	$4.17	$4.32

Total Return, at Net Asset Value[2]	7.20%	5.67%	(3.33)%	11.28%	4.35%	9.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$548,631	$290,726	$313,760	$347,689	$179,309	$62,824

Average net assets (in thousands)	$502,250	$266,712	$220,416	$260,589	$118,239	$68,656

Ratios to average net assets:[3,4]
Net investment income	7.06%	6.82%	5.68%	5.61%	5.38%	4.84%
Total expenses	1.11%[5]	0.80%[5]	0.66%[5]	0.56%[5]	0.58%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	0.78%	0.64%	0.55%	0.58%	0.80%

Portfolio turnover rate[6]	54%	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds,were as follows:

Six Months Ended March 31, 2010	1.11%
Year Ended September 30, 2009	0.81%
Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2010	$1,619,022,635	$1,796,204,046
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price
F74 | OPPENHEIMER STRATEGIC INCOME FUND

on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
F75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$338,646,543
Sold securities	54,574,835
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments
F76 | OPPENHEIMER STRATEGIC INCOME FUND

on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost	$178,538,289
Market Value	$46,903,003
Market Value as a % of Net Assets	0.56%
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
F77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer master funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of the master funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF.
F78 | OPPENHEIMER STRATEGIC INCOME FUND

LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of March 31, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Participation in TALF Program. The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (the “TALF Program”), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and Small Business Administration-guaranteed small business loans or certain commercial mortgage-backed securities (“TALF Eligible Securities”). The Fund has limited its TALF borrowings to 15% of its total assets. Loans under the TALF Program are not subject to the Fund’s limitations on borrowings.
     The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. Securities held in collateralized accounts to cover these loan obligations are noted in the Statement of Investments. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Except in certain limited circumstances, TALF Program loans are nonrecourse, and if the Fund does not repay the loan, or if the TALF Eligible Securities pledged by the Fund default and lose some or all of their value, under the current terms of the TALF Program, the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, the Fund would generally not be liable to the New York Fed for any shortfall between the value of the securities surrendered and the outstanding amount borrowed, however, it would lose any excess in the value of the TALF Eligible Securities pledged as collateral by the Fund over the amount borrowed. The Fund has elected to record its outstanding TALF Program loans at fair value. As of period end, TALF Program Loans were priced using valuations supplied by a portfolio pricing service. The methodologies used by the portfolio pricing service to value the TALF Program Loans consider, among other factors, the nonrecourse nature of the loans, the value of the
F79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
underlying collateral, including prepayments and defaults on identical or similar securities, market interest rates, and the historical volatility of credit spreads on identical or similar asset-backed and commercial mortgage-backed securities.
     Interest is charged to the Fund at rates based primarily on the term of each loan and the nature of the TALF Eligible Securities pledged by the Fund. The Fund also pays administrative fees on the settlement date to the New York Fed.
     The Fund’s participation in the TALF Program involves certain risks: TALF Eligible Securities are subject to risks of fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. The TALF Program is currently scheduled to discontinue new borrowings on June 30, 2010 for certain commercial mortgage-backed securities and on March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates. Failure to extend the TALF Program may adversely impact the values of the securities pledged under the program. The Federal Reserve may change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. Such changes may adversely affect the value of the Fund’s assets and the ability of the Fund to achieve its investment objectives.
     Under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are generally required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund’s returns. As of March 31, 2010, the Fund’s combined net unrealized appreciation/(depreciation) on securities acquired and loans executed in connection with the Fund’s participation in the TALF Program was $24,364,131.
As of March 31, 2010, the Fund had the following loans outstanding:

Loan			Loan	Loan
Principal		Collateral	Interest	Maturity	Loan	Collateral
Amount	Loan Type	Description	Rate	Date	Value	Value

$80,840,000	Asset-Backed Securities	Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.98%, 1/15/13	1.230%[1]	2/12/13	$80,730,317	$94,537,736
206,660,520	Asset-Backed Securities	Citibank Omni Master Trust, Credit Card Receivables, Series 2009-A12, Cl. A12, 3.35%, 8/15/16	2.854	9/11/12	206,660,520	228,876,165
F80 | OPPENHEIMER STRATEGIC INCOME FUND

Loan			Loan		Loan
Principal		Collateral	Interest		Maturity	Loan	Collateral
Amount	Loan Type	Description	Rate		Date	Value	Value

$61,170,714	Asset-Backed Securities	Discover Card Master Trust, Credit Card Receivables, Series 2009-A1, Cl. A1, 1.53%, 12/15/14	1.230%[1]		9/11/12	$61,044,220	$65,684,502
94,600,000	Asset-Backed Securities	Ford Credit Floorplan Master Owner Trust 2009-2, Asset- Backed Nts., Series 2009-2, Cl. A, 1.78%, 9/15/12	1.230	[1]	10/9/12	94,418,772	110,342,067
59,340,000	Asset-Backed Securities	Ford Credit Floorplan Master Owner Trust 2010-1, Asset- Backed Nts., Series 2010-1, Cl. A, 1.88%, 12/15/14	1.230	[1]	1/14/13	59,217,108	69,365,624
25,191,089	Asset-Backed Securities	Ford Credit Floorplan Master Owner Trust 2010-3, Asset- Backed Nts., Series 2010-3, Cl. A1, 4.20%, 2/15/17	2.640		3/11/13	25,191,089	30,114,030
87,000,000	Asset-Backed Securities	GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.79%, 10/20/14	1.230	[1]	11/13/12	86,820,176	100,068,190
33,205,778	Commerical Mortgage-Backed Securities	Baer Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Pass- Through Certificates, Series 2004-PWR4, Cl. A3, 5.468%, 6/1/41	3.640		10/29/14	33,205,778	40,684,921
19,683,138	Commerical Mortgage-Backed Securities	Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2005-1, Cl. A5, 5.135%, 11/1/42	3.640		10/29/14	19,683,138	24,534,617
18,344,905	Commerical Mortgage-Backed Securities	Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2005-6, Cl. A4, 5.179%, 9/1/47	3.543		11/25/14	18,152,491	22,774,294
33,936,553	Commerical Mortgage-Backed Securities	Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass- Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/4	2.946		9/25/12	33,936,553	41,477,062
F81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Loan			Loan	Loan
Principal		Collateral	Interest	Maturity	Loan	Collateral
Amount	Loan Type	Description	Rate	Date	Value	Value

$37,803,826	Commercial Mortgage-Backed Securities	Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-C1, Cl. A4, 5.014%, 2/1/38	3.640%	10/29/14	$37,803,826	$46,262,968
58,929,108	Commercial Mortgage-Backed Securities	Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	2.946	9/25/12	58,929,108	72,061,320
41,909,651	Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46	3.543	11/25/14	41,847,016	52,369,361
17,946,802	Commercial Mortgage-Backed Securities	ML-CFC Commercial Mortgage Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. A2, 5.112%, 12/1/49	2.862	10/29/12	17,946,802	21,576,582
25,330,037	Commercial Mortgage-Backed Securities	Morgan Stanley Capital I Trust 2003-IQ4, Commercial Mtg. Pass-Through Certificates, Trust 2003-IQ4, Cl. A2, 4.07%, 5/1/40	2.946	9/25/12	25,330,037	31,221,324
20,755,235	Commercial Mortgage-Backed Securities	Morgan Stanley Capital I Trust 2004-TOP13, Commercial Mtg. Pass-Through Certificates, Trust 2004-TOP13, Cl. A4, 4.66%, 9/1/45	3.796	9/25/14	20,755,235	25,580,140
29,290,382	Commercial Mortgage-Backed Securities	Wachovia Bank Commercial Mortgage Trust 2003-C9, Commercial Mtg. Pass-Through Certificates, Series 2003-C9, Cl. A4, 5.012%, 12/1/35	2.946	9/25/12	29,290,382	36,727,360
41,453,028	Commercial Mortgage-Backed Securities	Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Pass-Through Certificates, Series 2005-C17, Cl. A4, 5.083%, 3/1/42	3.640	10/29/14	41,453,028	52,274,001
F82 | OPPENHEIMER STRATEGIC INCOME FUND

Loan			Loan	Loan
Principal		Collateral	Interest	Maturity	Loan	Collateral
Amount	Loan Type	Description	Rate	Date	Value	Value

$17,575,933	Commercial Mortgage-Backed Securities	Wachovia Bank Commercial Mortgage Trust 2005-C19, Commercial Mtg. Pass-Through Certificates, Series 2005-C19, Cl. A5, 4.661%, 5/1/44	2.720%	11/26/12	$17,575,933	$21,289,977
52,850,271	Commercial Mortgage-Backed Securities	Wachovia Bank Commercial Mortgage Trust 2005-C22, Commercial Mtg. Pass-Through Certificates, Series 2005-C22, Cl. A4, 5.27%, 12/1/44	3.543	11/25/14	52,593,375	71,127,386

$1,063,816,970					$1,062,584,904	$1,258,949,627

1.	Represents the current interest rate for a variable or increasing rate loan.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $705,864,407, post-October foreign currency losses of $119,832,080, straddle losses of $1,087,602 and unused capital loss carryforwards as follows:

Expiring
2010	$185,647,798
2011	298,761,186
2012	122,914,725
2017	77,427,636

Total	$684,751,345

As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,320,457,822 expiring by 2019. This estimated capital
F83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $191,077,612 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,737,093,001
Federal tax cost of other investments	993,143,367

Total federal tax cost	$10,730,236,368

Gross unrealized appreciation	$607,710,275
Gross unrealized depreciation	(654,738,953)

Net unrealized depreciation	$(47,028,678)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F84 | OPPENHEIMER STRATEGIC INCOME FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	109,977,406	$436,790,739	301,768,574	$1,059,983,335
Dividends and/or distributions reinvested	39,889,688	158,629,730	91,403,674	319,350,656
Acquisition—Note 9	8,863,443	35,010,600	—	—
Redeemed	(219,830,240)	(874,229,220)	(802,163,197)	(2,785,456,508)

Net decrease	(61,099,703)	$(243,798,151)	(408,990,949)	$(1,406,122,517)

Class B
Sold	8,264,891	$32,957,102	19,505,967	$68,444,514
Dividends and/or distributions reinvested	1,955,891	7,809,896	4,763,834	16,691,602
Redeemed	(19,202,089)	(76,385,705)	(55,869,284)	(195,781,958)

Net decrease	(8,981,307)	$(35,618,707)	(31,599,483)	$(110,645,842)

Class C
Sold	29,339,983	$116,384,803	74,636,576	$261,000,485
Dividends and/or distributions reinvested	7,352,185	29,190,452	15,457,950	54,023,070
Redeemed	(40,941,865)	(162,366,767)	(136,671,844)	(476,362,180)

Net decrease	(4,249,697)	$(16,791,512)	(46,577,318)	$(161,338,625)

Class N
Sold	8,266,149	$32,854,617	20,125,973	$70,519,105
Dividends and/or distributions reinvested	1,259,090	5,013,990	2,417,291	8,483,946
Acquisition—Note 9	217,203	857,952	—	—
Redeemed	(7,707,551)	(30,655,130)	(21,803,466)	(76,528,338)

Net increase	2,034,891	$8,071,429	739,798	$2,474,713

Class Y
Sold	28,475,455	$113,140,236	52,215,363	$185,556,789
Dividends and/or distributions reinvested	4,062,025	16,144,819	4,726,808	16,558,886
Acquisition—Note 9	59,510,245	235,065,467	—	—
Redeemed	(31,009,158)	(123,235,874)	(61,786,767)	(214,255,076)

Net increase (decrease)	61,038,567	$241,114,648	(4,844,596)	$(12,139,401)

F86 | OPPENHEIMER STRATEGIC INCOME FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$3,487,291,361	$3,415,267,933
U.S. government and government agency obligations	81,210,205	83,906,736
To Be Announced (TBA) mortgage-related securities	1,619,022,635	1,796,204,046
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $6,899,880 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered
F87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$115,107,927
Class C	41,324,933
Class N	3,406,210
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$770,019	$9,086	$325,845	$35,446	$1,807
Waivers and Reimbursements of Expenses. Effective October 27, 2009 through February 28, 2010, the Manager voluntarily waived and/or reimbursed Fund expenses so that the total annual operating expenses for Class Y shares did not exceed 0.71% for that time period. Furthermore, effective March 1, 2010 through October 27, 2010, the Manager has agreed to voluntarily waive and/or reimburse 0.02% of Fund expenses with respect to Class Y shares. During the six months ended March 31, 2010 the Manager waived $159,895 for Class Y shares.
F88 | OPPENHEIMER STRATEGIC INCOME FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$4,174
Class N	2,383
Class Y	37,448
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and the master funds. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $1,341,486 for management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
F89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed- income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the
F90 | OPPENHEIMER STRATEGIC INCOME FUND

Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of March 31, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $56,166,496, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $31,705,413 as of March 31, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of March 31, 2010 the Fund has required certain counterparties to post collateral of $1,053,075.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of March 31, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $7,252,689 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of March 31, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
F91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of March 31, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not	Statement of			Statement of
Accounted for as	Assets and			Assets and
Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value

Credit contracts	Swaps, at value	$25,719
Credit contracts	Appreciated swaps, at value	1,832,656		Appreciated swaps, at value	$1,705,949
Credit contracts	Depreciated swaps, at value	301,726		Depreciated swaps, at value	2,618,102
Equity contracts	Appreciated swaps, at value	13,421,080		Depreciated swaps, at value	4,582,327
Foreign exchange contracts				Depreciated swaps, at value	5,524,539
Interest rate contracts	Appreciated swaps, at value	15,972,495		Depreciated swaps, at value	1,267,379
Volatility contracts	Appreciated swaps, at value	293,428		Depreciated swaps, at value	289,639
Equity contracts	Futures margins	527,968	*	Futures margins	196,230	*
Interest rate contracts	Futures margins	6,860,661	*	Futures margins	2,613,379	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	24,319,392		Unrealized depreciation on foreign currency exchange contracts	10,919,654

Total		$63,555,125			$29,717,198

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

	Amount of Realized Gain or Loss Recognized on Derivatives
		Closing and
Derivatives Not	Investments	expiration of	Closing and
Accounted	from	option	expiration of	Foreign
for as Hedging	unaffiliated	contracts	futures	currency	Swap
Instruments	companies*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$5,102,923	$5,102,923
Equity contracts	—	—	(16,615,224)	—	13,627,553	(2,987,671)
Foreign exchange contracts	(16,053,286)	533,768	—	55,133,169	2,065,081	41,678,732
Interest rate contracts	—	—	(45,094,695)	—	37,827,196	(7,267,499)
Volatility contracts	—	—	—	—	(520,273)	(520,273)

Total	$(16,053,286)	$533,768	$(61,709,919)	$55,133,169	$58,102,480	$36,006,212

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
F92 | OPENHEIMER STRATEGIC INCOME FUND

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
		Translation of
Derivatives Not		assets and
Accounted		liabilities
for as Hedging	Futures	denominated in	Swap
Instruments	contracts	foreign currencies	contracts	Total

Credit contracts	$—	$—	$21,276,507	$21,276,507
Equity contracts	(2,618,753)	—	1,888,670	(730,083)
Foreign exchange contracts	—	(14,137,224)	(2,139,922)	(16,277,146)
Interest rate contracts	(1,026,876)	—	(26,030,065)	(27,056,941)
Volatility contracts	—	—	3,789	3,789

Total	$(3,645,629)	$(14,137,224)	$(5,001,021)	$(22,783,874)

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
F93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
F94 | OPPENHEIMER STRATEGIC INCOME FUND

Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 31, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2009	$—	$—	$—	$—
Options written	48,240,000	331,547	206,800,000	202,221
Options closed or expired	(48,240,000)	(331,547)	(206,800,000)	(202,221)

Options outstanding as of March 31, 2010	$—	$—	$—	$—

F95 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
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     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counter-parties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate
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or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.
     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.
     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.
     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of March 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Securities Lending Continued
its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2010, the Fund had on loan securities valued at $34,440,572. Collateral of $35,108,400 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Unfunded Purchase Agreements
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $35,327,378 at March 31, 2010. The following agreements are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.
As of March 31, 2010, the Fund had unfunded purchase agreements as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.	10/23/13	$22,423,213

		Commitment
	Interest	Termination	Unfunded	Unrealized
	Rate	Date	Amount	Depreciation

Deutsche Bank AG; An unfunded agreement that Oppenheimer receives 0.125% quarterly; and will pay out, upon request, up to 12,904,165 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the Fund to maintain a consistent exposure level.	0.50%	9/20/10	$12,904,165	$794,588
9. Acquisition of MassMutual Premier Strategic Income Fund
On October 26, 2009, the Fund acquired all of the net assets of MassMutual Premier Strategic Income Fund, pursuant to an Agreement and Plan of Reorganization approved by the MassMutual Premier Strategic Income Fund shareholders on September 22, 2009. The exchange qualified as a tax-free reorganization for federal income tax purposes.
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Details of the merger are shown in the following table:

	Exchange
	Ratio to One
	Share of the
	MassMutual	Shares of	Value of Issued
	Premier	Beneficial	Shares of	Combined Net
	Strategic	Interest Issued	Beneficial	Assets on
	Income Fund	by the Fund	Interest	October 26, 2009[1]

Class A	2.355509	8,863,443	$35,010,600	$6,097,055,173
Class B	—	—	$—	$—
Class C	—	—	$—	$—
Class N	2.371623	217,203	$857,952	$191,170,636
Class L2	2.379824	49,229,917	$194,458,173	Combined in Class Y
Class Y	2.379555	1,549,864	$6,121,961	$535,597,320
Class S2	2.376329	8,730,464	$34,485,333	Combined in Class Y

1.	The net assets acquired included net unrealized depreciation of $6,342,309 and an unused capital loss carryforward of $33,950,898 potential utilization subject to tax limitations.

2.	The Fund issued Class Y shares in exchange for Class L and Class S shares of MassMutual Premier Strategic Income Fund.
10. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
11. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
11. Pending Litigation Continued
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER STRATEGIC INCOME FUND

Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	05/11/2010